UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08876

Senior Debt Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Senior Debt Portfolio

October 31, 2018

Portfolio of Investments

Senior Floating-Rate Loans — 110.9%(1)
Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.3%
Accudyne Industries, LLC
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing August 18, 2024		7,057	$7,041,720
IAP Worldwide Services, Inc.
Revolving Loan, 1.46%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2019(2)		944	946,401
Term Loan - Second Lien, 8.89%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(3)		1,250	1,010,174
TransDigm, Inc.
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023		59,733	59,535,701
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024		37,748	37,628,108
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.50%), Maturing May 30, 2025		5,385	5,363,891
Wesco Aircraft Hardware Corp.
Term Loan, 5.31%, (1 mo. USD LIBOR + 3.00%), Maturing November 30, 2020		13,150	13,117,125
WP CPP Holdings, LLC
Term Loan, 6.28%, (USD LIBOR + 3.75%), Maturing April 30, 2025(4)		14,700	14,766,606
			$139,409,726

Automotive — 2.2%
Allison Transmission, Inc.
Term Loan, 4.04%, (1 mo. USD LIBOR + 1.75%), Maturing September 23, 2022		1,082	$1,088,689
American Axle and Manufacturing, Inc.
Term Loan, 4.62%, (USD LIBOR + 2.25%), Maturing April 6, 2024(4)		31,639	31,638,750
Apro, LLC
Term Loan, 6.34%, (1 mo. USD LIBOR + 4.00%), Maturing August 8, 2024		2,672	2,685,444
Belron Finance US, LLC
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing November 7, 2024	EUR	2,750	3,127,768
Term Loan, 4.59%, (3 mo. USD LIBOR + 2.25%), Maturing November 7, 2024		5,682	5,717,575
Chassix, Inc.
Term Loan, 7.91%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)		7,245	7,272,420
CS Intermediate Holdco 2, LLC
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing November 2, 2023		4,042	4,054,335
Dayco Products, LLC
Term Loan, 6.56%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		12,225	12,331,823

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)
FCA US, LLC
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2018		35,244	$35,315,482
Garrett LX III S.a.r.l.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing September 30, 2025	EUR	6,050	6,821,129
Term Loan, 4.89%, (3 mo. USD LIBOR + 2.50%), Maturing September 30, 2025		8,275	8,269,828
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.32%, (USD LIBOR + 2.00%), Maturing March 7, 2025(4)		15,325	15,286,687
Horizon Global Corporation
Term Loan, 8.30%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2021		9,458	9,245,226
L&W, Inc.
Term Loan, 6.29%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025		9,900	9,943,501
Tenneco, Inc.
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing October 1, 2025		44,125	44,056,077
TI Group Automotive Systems, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	6,742	7,669,169
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		19,373	19,299,866
Tower Automotive Holdings USA, LLC
Term Loan, 5.06%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024		15,096	15,102,332
Visteon Corporation
Term Loan, 4.05%, (USD LIBOR + 1.75%), Maturing March 25, 2024(4)		2,500	2,484,375
			$241,410,476

Beverage and Tobacco — 0.2%
Arctic Glacier U.S.A., Inc.
Term Loan, 5.80%, (1 mo. USD LIBOR + 3.50%), Maturing March 20, 2024		5,249	$5,268,831
Arterra Wines Canada, Inc.
Term Loan, 5.09%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		8,869	8,904,885
Flavors Holdings, Inc.
Term Loan, 8.14%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		12,444	11,790,280
Term Loan - Second Lien, 12.39%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		2,000	1,750,000
			$27,713,996

21	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Brokerage / Securities Dealers / Investment Houses — 0.3%
Advisor Group, Inc.
Term Loan, 6.04%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025	14,100	$14,183,726
Aretec Group, Inc.
Term Loan, 6.51%, (3 mo. USD LIBOR + 4.25%), Maturing October 1, 2025	14,900	14,997,774
OZ Management L.P.
Term Loan, 7.06%, (1 mo. USD LIBOR + 4.75%), Maturing April 11, 2023	5,860	5,903,950
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 10.03%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023	3,800	3,847,500
		$38,932,950

Building and Development — 2.9%
American Builders & Contractors Supply Co., Inc.
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023	28,861	$28,633,743
Beacon Roofing Supply, Inc.
Term Loan, 4.53%, (3 mo. USD LIBOR + 2.25%), Maturing January 2, 2025	6,094	6,049,210
Brookfield Property REIT, Inc.
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025	11,850	11,688,911
Capital Automotive L.P.
Term Loan, 4.81%, (1 mo. USD LIBOR + 2.50%), Maturing March 24, 2024	7,531	7,533,631
Core & Main L.P.
Term Loan, 5.32%, (3 mo. USD LIBOR + 3.00%), Maturing August 1, 2024	21,141	21,158,856
CPG International, Inc.
Term Loan, 6.25%, (6 mo. USD LIBOR + 3.75%), Maturing May 5, 2024	20,920	21,064,063
DTZ U.S. Borrower, LLC
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025	76,325	76,413,308
Forest City Enterprises L.P.
Term Loan, Maturing October 24, 2025(5)	5,000	5,027,085
Henry Company, LLC
Term Loan, 6.30%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023	13,217	13,238,891
Pisces Midco, Inc.
Term Loan, Maturing April 12, 2025(5)	13,475	13,444,115
Quikrete Holdings, Inc.
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	44,721	44,621,396

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)
RE/MAX International, Inc.
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		17,966	$18,056,310
Realogy Group, LLC
Term Loan, 4.53%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025		16,907	16,878,946
Summit Materials Companies I, LLC
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024		5,211	5,193,529
Werner FinCo L.P.
Term Loan, 6.26%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		13,540	13,438,798
WireCo WorldGroup, Inc.
Term Loan, 7.30%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023		5,694	5,747,310
Term Loan - Second Lien, 11.30%, (1 mo. USD LIBOR + 9.00%), Maturing September 30, 2024		9,850	9,948,500
			$318,136,602

Business Equipment and Services — 10.7%
Acosta Holdco, Inc.
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021		15,124	$11,280,089
Adtalem Global Education, Inc.
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		6,309	6,369,648
AlixPartners, LLP
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		42,944	43,037,954
Altran Technologies SA
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 20, 2025	EUR	23,518	26,757,032
AppLovin Corporation
Term Loan, 6.06%, (3 mo. USD LIBOR + 3.75%), Maturing August 15, 2025		23,825	24,055,817
ASGN Incorporated
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing April 2, 2025		5,194	5,209,159
Blitz F18-675 GmbH
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 31, 2025	EUR	15,425	17,642,716
Bracket Intermediate Holding Corp.
Term Loan, 6.57%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025		11,525	11,568,219
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.73%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024		7,908	7,952,608

22	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Camelot UK Holdco Limited
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023		28,038	$28,066,441
Cast and Crew Payroll, LLC
Term Loan, 5.06%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		18,273	18,303,862
Ceridian HCM Holding, Inc.
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing April 30, 2025		33,250	33,333,125
Change Healthcare Holdings, LLC
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024		88,032	88,038,235
CPM Holdings, Inc.
Term Loan, 5.80%, (1 mo. USD LIBOR + 3.50%), Maturing April 11, 2022		8,344	8,365,251
Term Loan, Maturing October 24, 2025(5)		4,400	4,433,000
Crossmark Holdings, Inc.
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing December 20, 2019		15,071	6,405,266
Cypress Intermediate Holdings III, Inc.
Term Loan, 5.31%, (1 mo. USD LIBOR + 3.00%), Maturing April 26, 2024		29,939	30,007,355
Duff & Phelps Corporation
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing February 13, 2025		25,955	25,968,574
EAB Global, Inc.
Term Loan, 6.41%, (USD LIBOR + 3.75%), Maturing November 15, 2024(4)		13,457	13,373,266
Education Management, LLC
Revolving Loan, 0.00%, Maturing March 31, 2019(2)(3)(6)		6,248	1,178,957
Term Loan, 0.00%, Maturing July 2, 2020(3)(6)		2,948	556,216
Term Loan, 0.00%, Maturing July 2, 2020(3)(6)		6,636	0
EIG Investors Corp.
Term Loan, 6.06%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023		63,822	64,121,468
Element Materials Technology Group US Holdings, Inc.
Term Loan, 5.04%, (2 mo. GBP LIBOR + 4.25%), Maturing June 28, 2024	GBP	3,750	4,819,216
Term Loan, 5.80%, (1 mo. USD LIBOR + 3.50%), Maturing June 28, 2024		12,429	12,506,254
Extreme Reach, Inc.
Term Loan, 8.56%, (1 mo. USD LIBOR + 6.25%), Maturing February 7, 2020		7,396	7,404,895

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
First Data Corporation
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.00%), Maturing July 8, 2022		44,161	$44,112,643
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.00%), Maturing April 26, 2024		7,341	7,333,247
Garda World Security Corporation
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		24,752	24,863,854
Term Loan, 5.83%, (CIDOR + 4.25%), Maturing May 24, 2024	CAD	11,515	8,768,667
Gartner, Inc.
Term Loan, 4.05%, (1 mo. USD LIBOR + 1.75%), Maturing March 20, 2022		1,850	1,860,406
Global Payments, Inc.
Term Loan, 4.05%, (1 mo. USD LIBOR + 1.75%), Maturing April 21, 2023		7,897	7,909,697
Term Loan, 4.09%, (3 mo. USD LIBOR + 1.75%), Maturing October 17, 2025		6,000	6,000,000
IG Investment Holdings, LLC
Term Loan, 5.84%, (USD LIBOR + 3.50%), Maturing May 23, 2025(4)		31,492	31,689,139
Information Resources, Inc.
Term Loan, 6.57%, (3 mo. USD LIBOR + 4.25%), Maturing January 18, 2024		21,596	21,632,126
ION Trading Technologies S.a.r.l.
Term Loan, 4.25%, (3 mo. EURIBOR + 3.25%, Floor 1.00%), Maturing November 21, 2024	EUR	8,297	9,315,013
Iron Mountain, Inc.
Term Loan, 4.05%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		9,428	9,317,633
J.D. Power and Associates
Term Loan, 6.05%, (1 mo. USD LIBOR + 3.75%), Maturing September 7, 2023		12,694	12,757,776
KAR Auction Services, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021		12,063	12,074,613
Term Loan, 4.94%, (3 mo. USD LIBOR + 2.50%), Maturing March 9, 2023		2,286	2,291,177
Kronos Incorporated
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023		82,817	83,046,037
LegalZoom.com, Inc.
Term Loan, 6.54%, (1 mo. USD LIBOR + 4.25%), Maturing November 21, 2024		7,765	7,833,425
Term Loan - Second Lien, 10.80%, (1 mo. USD LIBOR + 8.50%), Maturing November 21, 2025		5,775	5,825,531

23	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Monitronics International, Inc.
Term Loan, 7.89%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	19,392	$18,979,483
PGX Holdings, Inc.
Term Loan, 7.56%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020	13,190	12,909,258
Ping Identity Corporation
Term Loan, 6.05%, (1 mo. USD LIBOR + 3.75%), Maturing January 24, 2025	14,956	15,068,019
Pre-Paid Legal Services, Inc.
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025	12,678	12,765,305
Prime Security Services Borrower, LLC
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022	19,320	19,356,524
Red Ventures, LLC
Term Loan, 6.05%, (1 mo. USD LIBOR + 3.75%), Maturing November 8, 2024	12,725	12,777,928
Term Loan, Maturing November 8, 2024(5)	7,750	7,796,825
ServiceMaster Company
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2023	9,006	9,040,351
SMG Holdings, Inc.
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing January 23, 2025	9,726	9,753,047
Solera, LLC
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	54,726	54,750,806
Spin Holdco, Inc.
Term Loan, 5.69%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022	48,659	48,756,004
Tempo Acquisition, LLC
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	15,530	15,552,155
Trans Union, LLC
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing April 10, 2023	20,404	20,399,159
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing June 19, 2025	5,312	5,310,264
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.81%, (3 mo. USD LIBOR + 2.50%), Maturing March 17, 2025	25,112	25,113,302
Vestcom Parent Holdings, Inc.
Term Loan, 6.30%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023	13,937	13,971,886
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	11,455	11,469,075

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
West Corporation
Term Loan, 6.03%, (USD LIBOR + 3.50%), Maturing October 10, 2024(4)		5,062	$5,013,269
Term Loan, 6.53%, (USD LIBOR + 4.00%), Maturing October 10, 2024(4)		16,342	16,298,793
Worldpay, LLC
Term Loan, 4.03%, (1 mo. USD LIBOR + 1.75%), Maturing October 14, 2023		3,579	3,577,119
Term Loan, 4.03%, (1 mo. USD LIBOR + 1.75%), Maturing August 9, 2024		19,767	19,760,360
ZPG PLC
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing June 30, 2025	EUR	5,025	5,721,802
Term Loan, 5.47%, (3 mo. GBP LIBOR + 4.75%), Maturing June 30, 2025	GBP	8,725	11,191,331
			$1,172,717,672

Cable and Satellite Television — 5.0%
Altice France SA
Term Loan, 6.28%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026		4,400	$4,347,200
Altice US Finance I Corporation
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.25%), Maturing July 28, 2025		4,466	4,462,360
Term Loan, Maturing January 10, 2026(5)		13,925	13,907,594
Charter Communications Operating, LLC
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025		43,777	43,831,577
Cogeco Communications (USA) II L.P.
Term Loan, 4.68%, (1 mo. USD LIBOR + 2.38%), Maturing January 3, 2025		6,983	6,958,934
CSC Holdings, LLC
Term Loan, 4.53%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		48,514	48,331,811
Term Loan, 4.78%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		13,234	13,276,509
MCC Iowa, LLC
Term Loan, 4.22%, (1 week USD LIBOR + 2.00%), Maturing January 15, 2025		5,902	5,909,271
Mediacom Illinois, LLC
Term Loan, 3.97%, (1 week USD LIBOR + 1.75%), Maturing February 15, 2024		4,687	4,688,658
Numericable Group SA
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	9,037	10,207,852
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		21,383	20,821,615
Term Loan, 5.97%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		11,029	10,829,564

24	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Radiate Holdco, LLC
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		23,914	$23,793,324
Telenet Financing USD, LLC
Term Loan, 4.53%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026		31,700	31,614,156
Telenet International Finance S.a.r.l.
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing December 15, 2027	EUR	23,965	27,091,388
Unitymedia Finance, LLC
Term Loan, 4.53%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		45,050	45,025,853
Unitymedia Hessen GmbH & Co. KG
Term Loan, Maturing June 1, 2023(5)		1,000	999,821
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing January 15, 2027	EUR	17,400	19,828,552
UPC Financing Partnership
Term Loan, 4.78%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		34,647	34,554,914
Virgin Media Bristol, LLC
Term Loan, 4.78%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		71,450	71,488,297
Virgin Media Investment Holdings Limited
Term Loan, 3.97%, (1 mo. GBP LIBOR + 3.25%), Maturing January 15, 2027	GBP	18,575	23,733,287
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	21,925	24,833,359
Ziggo Secured Finance Partnership
Term Loan, 4.78%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		59,458	58,357,423
			$548,893,319

Chemicals and Plastics — 5.9%
Alpha 3 B.V.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		22,875	$22,913,305
Aruba Investments, Inc.
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		12,174	12,196,915
Ashland, Inc.
Term Loan, 4.04%, (1 mo. USD LIBOR + 1.75%), Maturing May 17, 2024		5,505	5,524,812
Axalta Coating Systems US Holdings, Inc.
Term Loan, 4.14%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		32,505	32,467,082

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Caldic B.V.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 18, 2024	EUR	2,000	$2,262,469
Chemours Company (The)
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 21, 2025	EUR	5,830	6,652,430
Term Loan, 4.05%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		7,827	7,793,227
Emerald Performance Materials, LLC
Term Loan, 5.80%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		3,760	3,782,999
Term Loan - Second Lien, 10.05%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022		8,877	8,906,351
Ferro Corporation
Term Loan, 4.64%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,472	3,476,642
Term Loan, 4.64%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,703	3,708,062
Term Loan, 4.64%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,784	3,788,672
Flint Group GmbH
Term Loan, 3.75%, (3 mo. EURIBOR + 3.00%, Floor 0.75%), Maturing September 7, 2021	EUR	1,231	1,346,927
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		1,975	1,896,142
Flint Group US, LLC
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		11,944	11,470,100
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		2,955	2,837,722
Gemini HDPE, LLC
Term Loan, 5.03%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		13,587	13,626,601
H.B. Fuller Company
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		24,310	24,264,774
INEOS Styrolution Group GmbH
Term Loan, 4.39%, (3 mo. USD LIBOR + 2.00%), Maturing March 30, 2024		1,076	1,076,502
Ineos US Finance, LLC
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	31,562	35,696,774
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024		9,925	9,931,203

25	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Inovyn Finance PLC
Term Loan, 3.00%, (3 mo. EURIBOR + 2.25%, Floor 0.75%), Maturing May 10, 2024	EUR	21,177	$24,051,154
Invictus U.S., LLC
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		5,348	5,378,208
Kraton Polymers, LLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing March 5, 2025	EUR	6,355	7,205,544
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		9,173	9,165,507
MacDermid, Inc.
Term Loan, 3.25%, (1 mo. EURIBOR + 2.50%, Floor 0.75%), Maturing June 7, 2020	EUR	3,337	3,795,963
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.50%), Maturing June 7, 2020		2,330	2,334,004
Term Loan, 3.50%, (1 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 7, 2023	EUR	4,833	5,498,293
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		29,157	29,156,763
Messer Industries, LLC
Term Loan, Maturing October 1, 2025(5)	EUR	4,575	5,215,070
Term Loan, Maturing October 1, 2025(5)		35,425	35,482,566
Minerals Technologies, Inc.
Term Loan, 4.56%, (USD LIBOR + 2.25%), Maturing February 14, 2024(4)		13,866	13,918,026
Orion Engineered Carbons GmbH
Term Loan, 4.39%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024		5,074	5,096,448
PMHC II, Inc.
Term Loan, 6.15%, (USD LIBOR + 3.50%), Maturing March 31, 2025(4)		15,104	14,804,807
PolyOne Corporation
Term Loan, 4.03%, (1 mo. USD LIBOR + 1.75%), Maturing November 11, 2022		7,137	7,141,868
PQ Corporation
Term Loan, 5.03%, (3 mo. USD LIBOR + 2.50%), Maturing February 8, 2025		38,349	38,365,487
Proampac PG Borrower, LLC
Term Loan, 5.84%, (USD LIBOR + 3.50%), Maturing November 18, 2023(4)		13,090	13,127,842
Schenectady International Group, Inc.
Term Loan, 7.19%, (3 mo. USD LIBOR + 4.75%), Maturing October 15, 2025		14,325	14,280,234

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Sonneborn Refined Products B.V.
Term Loan, 6.05%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		551	$557,595
Sonneborn, LLC
Term Loan, 6.05%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		3,121	3,159,695
Spectrum Holdings III Corp.
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		14,721	14,610,721
Starfruit Finco B.V.
Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), Maturing October 1, 2025	EUR	5,825	6,661,607
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		40,625	40,605,947
Trinseo Materials Operating S.C.A.
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing September 9, 2024		17,459	17,363,255
Tronox Blocked Borrower, LLC
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing September 23, 2024		19,461	19,448,388
Tronox Finance, LLC
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing September 23, 2024		44,909	44,880,896
Unifrax I, LLC
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing April 4, 2024		4,987	5,002,586
Univar, Inc.
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		40,069	40,097,806
Venator Materials Corporation
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		3,861	3,863,413
Versum Materials, Inc.
Term Loan, 4.39%, (3 mo. USD LIBOR + 2.00%), Maturing September 29, 2023		4,312	4,324,578
			$650,213,982

Clothing / Textiles — 0.1%
Tumi, Inc.
Term Loan, 4.05%, (1 mo. USD LIBOR + 1.75%), Maturing April 25, 2025		9,227	$9,224,402
			$9,224,402

Conglomerates — 0.2%
Penn Engineering & Manufacturing Corp.
Term Loan, 3.50%, (3 mo. EURIBOR + 2.50%, Floor 1.00%), Maturing June 27, 2024	EUR	1,989	$2,273,676

26	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Conglomerates (continued)
Penn Engineering & Manufacturing Corp. (continued)
Term Loan, 5.04%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		2,493	$2,501,230
SGB-SMIT Management GmbH
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing July 18, 2024	EUR	8,713	8,733,371
Spectrum Brands, Inc.
Term Loan, 4.35%, (USD LIBOR + 2.00%), Maturing June 23, 2022(4)		12,927	12,956,616
			$26,464,893

Containers and Glass Products — 3.8%
Anchor Glass Container Corporation
Term Loan, 5.08%, (USD LIBOR + 2.75%), Maturing December 7, 2023(4)		4,250	$3,803,377
Berlin Packaging, LLC
Term Loan, 5.28%, (USD LIBOR + 3.00%), Maturing November 7, 2025(4)		29,966	29,982,146
Berry Global, Inc.
Term Loan, 4.03%, (2 mo. USD LIBOR + 1.75%), Maturing January 6, 2021		1,000	999,286
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		16,537	16,550,035
Term Loan, 4.28%, (3 mo. USD LIBOR + 2.00%), Maturing January 19, 2024		7,388	7,385,195
BWAY Holding Co.,
Term Loan, 5.66%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		44,286	44,091,958
Consolidated Container Company, LLC
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		11,577	11,607,704
Crown Americas, LLC
Term Loan, 2.38%, (1 mo. EURIBOR + 2.38%), Maturing April 3, 2025	EUR	6,185	7,066,652
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.00%), Maturing April 3, 2025		6,416	6,437,854
Flex Acquisition Company, Inc.
Term Loan, 5.26%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		47,362	47,353,578
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		17,880	17,932,863
Libbey Glass, Inc.
Term Loan, 5.28%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		14,109	14,090,897
Pelican Products, Inc.
Term Loan, 5.77%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025		9,576	9,595,947

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)
Reynolds Group Holdings, Inc.
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		80,689	$80,859,621
Ring Container Technologies Group, LLC
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		16,405	16,425,282
SIG Combibloc Holdings S.C.A.
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing September 5, 2025	EUR	4,500	5,156,815
Trident TPI Holdings, Inc.
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		28,957	28,775,564
Verallia Packaging S.A.S
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	43,138	48,961,737
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing August 29, 2025	EUR	19,025	21,641,267
			$418,717,778

Cosmetics / Toiletries — 0.3%
KIK Custom Products, Inc.
Term Loan, 6.30%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023		36,924	$36,854,471
Prestige Brands, Inc.
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing January 26, 2024		1,919	1,923,710
			$38,778,181

Drugs — 3.9%
Albany Molecular Research, Inc.
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024		10,590	$10,607,266
Alkermes, Inc.
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023		13,329	13,387,626
Amneal Pharmaceuticals, LLC
Term Loan, 5.81%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		38,544	38,768,964
Arbor Pharmaceuticals, Inc.
Term Loan, 7.49%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		25,166	25,228,661
Bausch Health Companies, Inc.
Term Loan, 5.27%, (1 mo. USD LIBOR + 3.00%), Maturing June 1, 2025		89,141	89,357,239
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.56%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024		54,870	55,120,954

27	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Drugs (continued)
Horizon Pharma, Inc.
Term Loan, 5.31%, (3 mo. USD LIBOR + 3.00%), Maturing March 29, 2024	26,357	$26,438,385
Jaguar Holding Company II
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022	95,955	95,782,172
Mallinckrodt International Finance SA
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	35,454	35,087,328
Term Loan, 5.52%, (6 mo. USD LIBOR + 3.00%), Maturing February 24, 2025	13,687	13,616,200
PharMerica Corporation
Term Loan, 5.78%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024	16,034	16,113,762
Term Loan - Second Lien, 10.03%, (1 mo. USD LIBOR + 7.75%), Maturing December 7, 2025	4,300	4,305,375
		$423,813,932

Ecological Services and Equipment — 1.0%
Advanced Disposal Services, Inc.
Term Loan, 4.46%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023	42,289	$42,341,447
Clean Harbors, Inc.
Term Loan, 4.05%, (1 mo. USD LIBOR + 1.75%), Maturing June 27, 2024	2,814	2,822,585
EnergySolutions, LLC
Term Loan, 6.14%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025	19,027	19,193,801
GFL Environmental, Inc.
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing May 30, 2025	25,509	25,198,364
Term Loan, 7.00%, (3 mo. USD Prime + 1.75%), Maturing May 30, 2025	3,177	3,138,077
Wastequip, LLC
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.50%), Maturing March 20, 2025	1,443	1,451,317
Wrangler Buyer Corp.
Term Loan, 5.01%, (3 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	16,336	16,363,543
		$110,509,134

Electronics / Electrical — 14.0%
Almonde, Inc.
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024	49,734	$49,516,430

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Answers Finance, LLC
Term Loan - Second Lien, 9.00%, (3 mo. USD Prime + 7.90%, Cap 1.10%), Maturing September 15, 2021		5,282	$5,175,891
Applied Systems, Inc.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing September 19, 2024		40,455	40,595,477
Term Loan - Second Lien, 9.39%, (3 mo. USD LIBOR + 7.00%), Maturing September 19, 2025		3,000	3,070,500
Aptean, Inc.
Term Loan, 6.64%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022		15,056	15,093,885
Term Loan - Second Lien, 11.89%, (3 mo. USD LIBOR + 9.50%), Maturing December 14, 2023		4,700	4,723,500
Avast Software B.V.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing September 30, 2023	EUR	4,820	5,495,395
Term Loan, 4.89%, (3 mo. USD LIBOR + 2.50%), Maturing September 30, 2023		19,138	19,233,272
Barracuda Networks, Inc.
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.25%), Maturing February 12, 2025		27,107	27,157,888
Blackhawk Network Holdings, Inc.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing June 15, 2025		9,401	9,431,992
BMC Software Finance, Inc.
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	3,550	4,069,075
Term Loan, 6.65%, (3 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		46,100	46,301,687
Campaign Monitor Finance Pty. Limited
Term Loan, 7.49%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021		7,024	6,558,722
Celestica, Inc.
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2025		4,813	4,785,865
Cohu, Inc.
Term Loan, 5.40%, (3 mo. USD LIBOR + 3.00%), Maturing September 20, 2025		11,700	11,721,937
CommScope, Inc.
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022		3,659	3,673,059
CPI International, Inc.
Term Loan, 5.80%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		14,881	14,899,947

28	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Cypress Semiconductor Corporation
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.00%), Maturing July 5, 2021		23,785	$23,781,117
DigiCert, Inc.
Term Loan, 6.30%, (1 mo. USD LIBOR + 4.00%), Maturing October 31, 2024		39,691	39,746,431
Electro Rent Corporation
Term Loan, 7.49%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024		18,321	18,527,123
Energizer Holdings, Inc.
Term Loan, Maturing June 20, 2025(5)		6,675	6,713,882
Entegris, Inc.
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2021		1,213	1,217,279
Epicor Software Corporation
Term Loan, 5.56%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		46,491	46,619,944
Exact Merger Sub, LLC
Term Loan, 6.64%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		6,485	6,539,216
EXC Holdings III Corp.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing December 2, 2024	EUR	1,737	1,974,649
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		8,238	8,309,830
Financial & Risk US Holdings, Inc.
Term Loan, 6.05%, (1 mo. USD LIBOR + 3.75%), Maturing October 1, 2025		15,250	15,135,625
Flexera Software, LLC
Term Loan, 5.56%, (1 mo. USD LIBOR + 3.25%), Maturing February 26, 2025		30,794	30,902,712
GlobalLogic Holdings, Inc.
Term Loan, 1.63%, Maturing August 1, 2025(2)		791	797,049
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing August 1, 2025		5,534	5,579,342
Go Daddy Operating Company, LLC
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024		63,892	64,036,935
GoodRx, Inc.
Term Loan, 5.28%, (3 mo. USD LIBOR + 3.00%), Maturing October 10, 2025		3,375	3,393,984
GTCR Valor Companies, Inc.
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing June 16, 2023		35,617	35,672,618
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing June 20, 2023	EUR	2,970	3,384,996

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Hyland Software, Inc.
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2024		53,257	$53,523,056
Term Loan - Second Lien, Maturing July 7, 2025(5)		2,500	2,517,500
Infoblox, Inc.
Term Loan, 6.80%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		16,770	16,917,061
Infor (US), Inc.
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		93,088	92,884,240
Informatica, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	5,763	6,582,003
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		55,348	55,581,712
Lattice Semiconductor Corporation
Term Loan, 6.53%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021		9,757	9,818,227
MA FinanceCo., LLC
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021		34,490	34,265,913
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		5,759	5,716,041
MACOM Technology Solutions Holdings, Inc.
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		14,827	14,381,929
Marcel LUX IV S.a.r.l.
Term Loan, Maturing September 26, 2025(5)	EUR	2,850	3,247,222
Term Loan, Maturing September 26, 2025(5)		3,800	3,814,250
MaxLinear, Inc.
Term Loan, 4.78%, (1 mo. USD LIBOR + 2.50%), Maturing May 12, 2024		11,174	11,118,602
Microchip Technology Incorporated
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025		27,492	27,416,131
MTS Systems Corporation
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		8,041	8,081,155
Prometric Holdings, Inc.
Term Loan, 5.31%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025		5,676	5,697,762
Renaissance Holding Corp.
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025		20,848	20,778,892
Term Loan - Second Lien, 9.30%, (1 mo. USD LIBOR + 7.00%), Maturing May 29, 2026		2,175	2,170,922

29	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Resideo Funding, Inc.
Term Loan, 4.49%, (3 mo. USD LIBOR + 2.00%), Maturing October 24, 2025	4,975	$4,999,875
Rocket Software, Inc.
Term Loan, 6.14%, (3 mo. USD LIBOR + 3.75%), Maturing October 14, 2023	21,276	21,358,769
Seattle Spinco, Inc.
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	38,894	38,613,972
SGS Cayman L.P.
Term Loan, 7.76%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	3,616	3,451,133
SkillSoft Corporation
Term Loan, 7.05%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	66,179	61,248,452
SolarWinds Holdings, Inc.
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing February 5, 2024	64,380	64,602,713
Southwire Company
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.00%), Maturing May 19, 2025	6,858	6,884,387
Sparta Systems, Inc.
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.50%), Maturing August 21, 2024	3,961	3,758,227
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	27,102	27,002,469
SS&C Technologies, Inc.
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	82,117	81,834,069
SurveyMonkey, Inc.
Term Loan, 6.06%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025	9,460	9,507,300
Sutherland Global Services, Inc.
Term Loan, 7.76%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	15,534	14,825,373
Switch, Ltd.
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024	2,493	2,501,748
Tibco Software, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing December 4, 2020	15,882	15,911,504
TriTech Software Systems
Term Loan, 6.05%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025	16,560	16,629,006
TTM Technologies, Inc.
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	12,875	12,883,237

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Uber Technologies
Term Loan, 5.78%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023		59,161	$59,290,945
Term Loan, 6.28%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025		34,395	34,507,913
Ultra Clean Holdings, Inc.
Term Loan, 6.80%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		12,050	11,854,187
VeriFone Systems, Inc.
Term Loan, 6.32%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025		16,100	16,132,200
Veritas Bermuda, Ltd.
Term Loan, 6.82%, (USD LIBOR + 4.50%), Maturing January 27, 2023(4)		24,512	23,452,575
Vero Parent, Inc.
Term Loan, 7.30%, (1 mo. USD LIBOR + 5.00%), Maturing August 16, 2024		20,520	20,599,747
Wall Street Systems Delaware, Inc.
Term Loan, 4.00%, (3 mo. EURIBOR + 3.00%, Floor 1.00%), Maturing November 21, 2024	EUR	6,178	7,073,676
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		7,915	7,875,612
Western Digital Corporation
Term Loan, 4.04%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023		13,286	13,225,876
			$1,538,374,837

Equipment Leasing — 1.3%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025		68,775	$68,674,367
Delos Finance S.a.r.l.
Term Loan, 4.14%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023		24,125	24,189,631
Flying Fortress, Inc.
Term Loan, 4.14%, (3 mo. USD LIBOR + 1.75%), Maturing October 30, 2022		18,125	18,205,910
IBC Capital Limited
Term Loan, 6.09%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023		17,200	17,199,850
United Rentals, Inc.
Term Loan, Maturing October 1, 2025(5)		12,600	12,670,875
			$140,940,633

30	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries — 2.9%
Citco Funding, LLC
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.50%), Maturing March 31, 2022		27,628	$27,731,123
Clipper Acquisitions Corp.
Term Loan, 4.03%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024		12,332	12,347,129
Ditech Holding Corporation
Term Loan, 8.30%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2022		30,428	28,298,317
Donnelley Financial Solutions, Inc.
Term Loan, 5.22%, (1 week USD LIBOR + 3.00%), Maturing October 2, 2023		2,943	2,950,811
EIG Management Company, LLC
Term Loan, 6.06%, (3 mo. USD LIBOR + 3.75%), Maturing February 22, 2025		2,811	2,830,200
Evergood 4 ApS
Term Loan, Maturing February 6, 2025(5)	EUR	1,401	1,601,089
Term Loan, Maturing February 6, 2025(5)	EUR	7,474	8,539,140
Focus Financial Partners, LLC
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024		22,852	22,915,976
Fortress Investment Group, LLC
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022		18,382	18,397,846
Franklin Square Holdings L.P.
Term Loan, 4.81%, (1 mo. USD LIBOR + 2.50%), Maturing August 1, 2025		6,825	6,854,778
Freedom Mortgage Corporation
Term Loan, 7.05%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022		31,080	31,351,464
Greenhill & Co., Inc.
Term Loan, 6.05%, (USD LIBOR + 3.75%), Maturing October 12, 2022(4)		10,299	10,363,117
GreenSky Holdings, LLC
Term Loan, 5.56%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		14,353	14,424,639
Guggenheim Partners, LLC
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023		46,285	46,632,168
Harbourvest Partners, LLC
Term Loan, 4.53%, (1 mo. USD LIBOR + 2.25%), Maturing March 1, 2025		10,196	10,217,169
Jefferies Finance, LLC
Term Loan, 4.94%, (3 mo. USD LIBOR + 2.50%), Maturing August 2, 2024		990	993,713
LPL Holdings, Inc.
Term Loan, 4.53%, (1 mo. USD LIBOR + 2.25%), Maturing September 23, 2024		19,865	19,926,756

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
MIP Delaware, LLC
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020		1,188	$1,190,980
Ocwen Financial Corporation
Term Loan, 7.28%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020		3,922	3,944,325
Sesac Holdco II, LLC
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing February 23, 2024		8,203	8,193,206
StepStone Group L.P.
Term Loan, 6.29%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025		6,617	6,674,647
Victory Capital Holdings, Inc.
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing February 12, 2025		7,193	7,221,167
Virtus Investment Partners, Inc.
Term Loan, 4.91%, (3 mo. USD LIBOR + 2.50%), Maturing June 1, 2024		10,910	10,951,373
Walker & Dunlop, Inc.
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing December 11, 2020		9,651	9,711,781
			$314,262,914

Food Products — 4.2%
Alphabet Holding Company, Inc.
Term Loan, 5.80%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		39,549	$37,855,373
Badger Buyer Corp.
Term Loan, 5.80%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		13,052	13,043,414
CHG PPC Parent, LLC
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		22,294	22,266,257
Del Monte Foods, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		15,740	14,008,402
Dole Food Company, Inc.
Term Loan, 5.05%, (USD LIBOR + 2.75%), Maturing April 6, 2024(4)		18,899	18,877,085
Froneri International PLC
Term Loan, 2.63%, (3 mo. EURIBOR + 2.63%), Maturing January 22, 2025	EUR	38,875	44,322,700
Term Loan, 3.98%, (1 mo. GBP LIBOR + 3.25%), Maturing January 22, 2025	GBP	10,090	12,979,622
Hearthside Food Solutions, LLC
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing May 23, 2025		13,391	13,186,388

31	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
High Liner Foods Incorporated
Term Loan, 5.65%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021		12,213	$11,571,898
HLF Financing S.a.r.l.
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2025		31,700	31,858,500
Jacobs Douwe Egberts International B.V.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing July 1, 2022	EUR	2,160	2,462,045
Term Loan, 4.63%, (3 mo. USD LIBOR + 2.25%), Maturing July 1, 2022		15,312	15,345,269
Term Loan, Maturing November 1, 2025(5)	EUR	1,601	1,823,755
Term Loan, Maturing November 1, 2025(5)		10,202	10,224,436
JBS USA, LLC
Term Loan, 4.84%, (3 mo. USD LIBOR + 2.50%), Maturing October 30, 2022		118,997	119,135,987
Mastronardi Produce Limited
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025		4,165	4,195,797
Nomad Foods Europe Midco Limited
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing May 15, 2024	EUR	7,250	8,268,171
Term Loan, 4.53%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		26,403	26,315,445
Post Holdings, Inc.
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024		14,613	14,607,116
Refresco Group B.V.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing March 28, 2025	EUR	13,118	14,864,892
Term Loan, Maturing March 28, 2025(5)		4,050	4,054,961
Restaurant Technologies, Inc.
Term Loan, 5.65%, (3 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		10,275	10,326,375
Valeo F1 Company Limited (Ireland)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing August 27, 2024	EUR	8,500	9,603,459
			$461,197,347

Food Service — 2.4%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024		100,678	$100,394,828
Aramark Services, Inc.
Term Loan, 4.05%, (1 mo. USD LIBOR + 1.75%), Maturing March 11, 2025		8,977	8,993,708

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Service (continued)
Del Frisco’s Restaurant Group, Inc.
Term Loan, 8.31%, (1 mo. USD LIBOR + 6.00%), Maturing June 27, 2025		7,880	$7,722,645
Dhanani Group, Inc.
Term Loan, 6.05%, (1 mo. USD LIBOR + 3.75%), Maturing July 20, 2025		10,419	10,379,817
IRB Holding Corp.
Term Loan, 5.46%, (2 mo. USD LIBOR + 3.25%), Maturing February 5, 2025		46,783	46,800,116
KFC Holding Co.
Term Loan, 4.04%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		16,046	16,068,409
NPC International, Inc.
Term Loan, 5.80%, (1 mo. USD LIBOR + 3.50%), Maturing April 19, 2024		16,693	16,776,606
Seminole Hard Rock Entertainment, Inc.
Term Loan, 5.15%, (3 mo. USD LIBOR + 2.75%), Maturing May 14, 2020		1,966	1,973,026
TKC Holdings, Inc.
Term Loan, 6.06%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2023		12,239	12,260,043
US Foods, Inc.
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023		26,752	26,745,171
Welbilt, Inc.
Term Loan, 4.78%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025		14,836	14,836,417
			$262,950,786

Food / Drug Retailers — 0.9%
Albertsons, LLC
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing August 25, 2021		16,117	$16,111,913
Term Loan, 5.38%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022		11,844	11,828,139
Term Loan, 5.31%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023		44,856	44,652,505
Term Loan, Maturing October 29, 2025(5)		2,875	2,855,594
Diplomat Pharmacy, Inc.
Term Loan, 6.81%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024		4,986	5,011,244
Holland & Barrett International
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	9,275	10,219,713
Term Loan, 6.05%, (3 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	6,775	8,270,116
			$98,949,224

32	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care — 11.3%
Acadia Healthcare Company, Inc.
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022		1,973	$1,980,616
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.50%), Maturing February 16, 2023		1,304	1,309,292
ADMI Corp.
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing April 30, 2025		26,340	26,443,260
Akorn, Inc.
Term Loan, 7.81%, (1 mo. USD LIBOR + 5.50%), Maturing April 16, 2021		17,268	16,027,237
Alliance Healthcare Services, Inc.
Term Loan, 6.80%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023		12,502	12,588,127
Term Loan - Second Lien, 12.30%, (1 mo. USD LIBOR + 10.00%), Maturing April 24, 2024		5,175	5,187,938
Argon Medical Devices, Inc.
Term Loan, 6.05%, (1 mo. USD LIBOR + 3.75%), Maturing January 23, 2025		9,188	9,247,319
Athletico Management, LLC
Term Loan, Maturing October 31, 2025(5)		7,500	7,537,500
ATI Holdings Acquisition, Inc.
Term Loan, 5.78%, (1 mo. USD LIBOR + 3.50%), Maturing May 10, 2023		1,975	1,978,861
Auris Luxembourg III S.a.r.l.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing January 17, 2022	EUR	2,488	2,824,511
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing January 17, 2022		15,626	15,626,406
Avantor, Inc.
Term Loan, 6.30%, (1 mo. USD LIBOR + 4.00%), Maturing November 21, 2024		22,217	22,393,708
Beaver-Visitec International, Inc.
Term Loan, 6.39%, (3 mo. USD LIBOR + 4.00%), Maturing August 21, 2023		7,630	7,658,865
BioClinica, Inc.
Term Loan, 6.75%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023		13,092	12,437,543
BW NHHC Holdco, Inc.
Term Loan, 7.29%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		11,771	11,564,516
Carestream Dental Equipment, Inc.
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		16,156	16,095,063
Certara L.P.
Term Loan, 5.89%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2024		7,676	7,694,833

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
CHG Healthcare Services, Inc.
Term Loan, 5.45%, (USD LIBOR + 3.00%), Maturing June 7, 2023(4)		44,600	$44,803,181
Community Health Systems, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 3.25%), Maturing January 27, 2021		22,891	22,471,698
Concentra, Inc.
Term Loan, 5.03%, (1 mo. USD LIBOR + 2.75%), Maturing June 1, 2022		13,983	14,035,270
Convatec, Inc.
Term Loan, 4.64%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023		4,582	4,614,918
CPI Holdco, LLC
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing March 21, 2024		14,169	14,257,287
CryoLife, Inc.
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024		5,235	5,281,248
CTC AcquiCo GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing March 7, 2025	EUR	18,221	20,666,556
DaVita, Inc.
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing June 24, 2021		7,815	7,841,036
DJO Finance, LLC
Term Loan, 5.60%, (USD LIBOR + 3.25%), Maturing June 8, 2020(4)		8,846	8,838,472
Term Loan, 5.65%, (3 mo. USD LIBOR + 3.25%), Maturing June 8, 2020		19,350	19,333,069
Elsan SAS
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing October 31, 2022	EUR	8,000	9,160,622
Envision Healthcare Corp.,
Term Loan, 6.05%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		64,825	63,614,004
Equian, LLC
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.25%), Maturing May 20, 2024		12,061	12,072,046
Gentiva Health Services, Inc.
Term Loan, 6.06%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		27,693	27,796,143
GHX Ultimate Parent Corporation
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024		13,584	13,584,359
Greatbatch Ltd.
Term Loan, 5.28%, (1 mo. USD LIBOR + 3.00%), Maturing October 27, 2022		15,326	15,403,836

33	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Grifols Worldwide Operations USA, Inc.
Term Loan, 4.47%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025	41,997	$42,078,805
Hanger, Inc.
Term Loan, 5.80%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025	23,753	23,723,464
HCA, Inc.
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing March 13, 2025	4,080	4,103,581
Indivior Finance S.a.r.l.
Term Loan, 7.03%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2022	15,177	15,138,912
Inovalon Holdings, Inc.
Term Loan, 5.81%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025	16,641	16,640,812
IQVIA, Inc.
Term Loan, 4.39%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	6,216	6,237,743
Term Loan, 4.39%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	10,148	10,177,628
Kinetic Concepts, Inc.
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	27,824	27,960,276
KUEHG Corp.
Term Loan, 6.14%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025	38,080	38,321,387
Term Loan - Second Lien, 10.64%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025	4,075	4,136,125
Medical Solutions, LLC
Term Loan, 6.05%, (1 mo. USD LIBOR + 3.75%), Maturing June 9, 2024	9,127	9,152,302
MedPlast Holdings, Inc.
Term Loan, 6.15%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	12,400	12,500,750
MPH Acquisition Holdings, LLC
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	87,577	87,501,536
National Mentor Holdings, Inc.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	16,204	16,204,135
Navicure, Inc.
Term Loan, 6.05%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	12,077	12,126,904
New Millennium Holdco, Inc.
Term Loan, 8.80%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	2,393	1,315,989

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
One Call Corporation
Term Loan, 7.53%, (1 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	18,516	$17,427,925
Ortho-Clinical Diagnostics SA
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	72,405	72,246,511
Parexel International Corporation
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	44,994	44,459,421
Press Ganey Holdings, Inc.
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing October 23, 2023	20,367	20,414,109
Prospect Medical Holdings, Inc.
Term Loan, 7.81%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024	15,311	15,396,747
R1 RCM, Inc.
Term Loan, 7.65%, (3 mo. USD LIBOR + 5.25%), Maturing May 8, 2025	6,608	6,608,438
RadNet, Inc.
Term Loan, 6.22%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2023	18,885	18,979,495
Select Medical Corporation
Term Loan, 4.78%, (3 mo. USD LIBOR + 2.50%), Maturing March 6, 2025	25,294	25,408,119
Sotera Health Holdings, LLC
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	20,123	20,160,401
Sound Inpatient Physicians
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing June 27, 2025	15,798	15,837,933
Surgery Center Holdings, Inc.
Term Loan, 5.57%, (3 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	31,281	31,261,911
Syneos Health, Inc.
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing August 1, 2024	4,925	4,923,232
Team Health Holdings, Inc.
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	41,933	39,783,746
Tecomet, Inc.
Term Loan, 5.78%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	24,752	24,833,541
U.S. Anesthesia Partners, Inc.
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	20,737	20,801,940
Universal Health Services, Inc.
Term Loan, Maturing October 18, 2025(5)	6,075	6,105,375

34	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Universal Hospital Services, Inc.
Term Loan, Maturing October 18, 2025(5)		6,175	$6,221,313
Verscend Holding Corp.
Term Loan, 6.80%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		28,125	28,353,516
Wink Holdco, Inc.
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024		10,818	10,811,489
			$1,239,724,851

Home Furnishings — 0.7%
Bright Bidco B.V.
Term Loan, 5.86%, (USD LIBOR + 3.50%), Maturing June 30, 2024(4)		20,594	$20,221,161
Serta Simmons Bedding, LLC
Term Loan, 5.77%, (USD LIBOR + 3.50%), Maturing November 8, 2023(4)		57,476	52,260,446
			$72,481,607

Industrial Equipment — 5.3%
AL Alpine AT Bidco GmbH
Term Loan, Maturing September 30, 2025(5)		3,050	$3,057,625
Term Loan, Maturing September 30, 2025(5)	EUR	5,500	6,270,069
Altra Industrial Motion Corp.
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		10,150	10,137,312
Apex Tool Group, LLC
Term Loan, 6.05%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022		27,995	27,673,026
CFSP Acquisition Corp.
Term Loan, 1.00%, Maturing March 20, 2025(2)		3,076	3,052,434
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.00%), Maturing March 20, 2025		13,567	13,464,797
Clark Equipment Company
Term Loan, 4.38%, (USD LIBOR + 2.00%), Maturing May 18, 2024(4)		27,263	27,212,017
Coherent Holding GmbH
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing November 7, 2023	EUR	4,908	5,621,605
Columbus McKinnon Corporation
Term Loan, 4.89%, (3 mo. USD LIBOR + 2.50%), Maturing January 31, 2024		11,651	11,679,924

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Delachaux SA
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing October 28, 2021	EUR	8,732	$10,008,065
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021		9,828	9,902,019
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	2,683	3,062,542
Term Loan, 3.75%, (1 week EURIBOR + 3.75%), Maturing July 24, 2024	EUR	6,708	7,656,354
Term Loan, 5.80%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		15,887	15,949,842
DXP Enterprises, Inc.
Term Loan, 7.05%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023		5,272	5,311,288
Engineered Machinery Holdings, Inc.
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		18,612	18,457,143
EWT Holdings III Corp.
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		34,395	34,351,514
Filtration Group Corporation
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	4,204	4,795,246
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		61,178	61,508,974
Gardner Denver, Inc.
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	3,168	3,608,026
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		13,492	13,543,706
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	7,954	9,035,697
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		48,102	48,239,287
Hamilton Holdco, LLC
Term Loan, 4.40%, (3 mo. USD LIBOR + 2.00%), Maturing July 2, 2025		9,975	9,984,357
Harsco Corporation
Term Loan, 4.56%, (1 mo. USD LIBOR + 2.25%), Maturing December 6, 2024		6,362	6,392,872
Hayward Industries, Inc.
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		7,780	7,831,835
LTI Holdings, Inc.
Term Loan, 5.80%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		5,525	5,528,453

35	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Milacron, LLC
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		28,875	$28,937,729
Minimax GmbH & Co. KG
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing July 31, 2025	EUR	3,525	4,036,794
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2025		8,125	8,175,781
Paladin Brands Holding, Inc.
Term Loan, 7.89%, (3 mo. USD LIBOR + 5.50%), Maturing August 15, 2022		12,756	12,803,445
Pro Mach Group, Inc.
Term Loan, 5.28%, (3 mo. USD LIBOR + 3.00%), Maturing March 7, 2025		5,572	5,554,588
Rexnord, LLC
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.00%), Maturing August 21, 2024		27,052	27,128,432
Robertshaw US Holding Corp.
Term Loan, 5.81%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025		24,934	24,684,567
Shape Technologies Group, Inc.
Term Loan, 5.30%, (USD LIBOR + 3.00%), Maturing April 20, 2025(4)		14,372	14,362,527
Tank Holding Corp.
Term Loan, 5.81%, (USD LIBOR + 3.50%), Maturing March 17, 2022(4)		9,357	9,387,519
Terex Corporation
Term Loan, 4.29%, (2 mo. USD LIBOR + 2.00%), Maturing January 31, 2024		9,992	9,979,533
Thermon Industries, Inc.
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024		3,852	3,881,079
Titan Acquisition Limited
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		37,693	35,588,587
Wittur GmbH
Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	13,075	14,985,265
			$582,841,875

Insurance — 3.4%
Alliant Holdings I, Inc.
Term Loan, 5.28%, (1 mo. USD LIBOR + 3.00%), Maturing May 9, 2025		27,953	$27,959,741

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Insurance (continued)
AmWINS Group, Inc.
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		44,062	$44,226,755
Asurion, LLC
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		39,195	39,305,005
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		49,387	49,510,164
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2024		2,494	2,500,608
Term Loan - Second Lien, 8.80%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		27,600	28,376,250
Financiere CEP SAS
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing January 16, 2025	EUR	5,375	6,066,688
FrontDoor, Inc.
Term Loan, 4.81%, (1 mo. USD LIBOR + 2.50%), Maturing August 14, 2025		5,950	5,994,625
Hub International, Ltd.,
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.00%), Maturing April 25, 2025		63,319	63,250,998
NFP Corp.
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		48,147	48,062,637
Sedgwick Claims Management Services, Inc.
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2021		11,316	11,328,028
USI, Inc.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		41,908	41,719,836
			$368,301,335

Leisure Goods / Activities / Movies — 3.4%
AMC Entertainment Holdings, Inc.
Term Loan, 4.53%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2022		9,804	$9,820,140
Term Loan, 4.53%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023		3,905	3,911,784
Ancestry.com Operations, Inc.
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		46,910	47,086,388
Bombardier Recreational Products, Inc.
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025		33,960	33,924,555
Bright Horizons Family Solutions, Inc.
Term Loan, 4.05%, (1 mo. USD LIBOR + 1.75%), Maturing November 7, 2023		8,548	8,562,589

36	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 6.14%, (3 mo. USD LIBOR + 3.75%), Maturing July 8, 2022		11,314	$11,192,554
Cedar Fair, L.P.
Term Loan, 4.05%, (1 mo. USD LIBOR + 1.75%), Maturing April 13, 2024		2,438	2,453,432
ClubCorp Holdings, Inc.
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		22,566	22,246,130
Crown Finance US, Inc.
Term Loan, 2.63%, (1 mo. EURIBOR + 2.63%), Maturing February 28, 2025	EUR	11,144	12,675,900
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.50%), Maturing February 28, 2025		29,983	29,897,193
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		53,796	53,298,424
Emerald Expositions Holding, Inc.
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		14,169	14,169,328
Etraveli Holding AB
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing August 2, 2024	EUR	8,300	9,483,257
Kasima, LLC
Term Loan, 4.82%, (2 mo. USD LIBOR + 2.50%), Maturing May 17, 2021		116	116,436
Lindblad Expeditions, Inc.
Term Loan, 5.80%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		713	720,934
Term Loan, 5.80%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		5,229	5,284,812
Live Nation Entertainment, Inc.
Term Loan, 4.06%, (1 mo. USD LIBOR + 1.75%), Maturing October 31, 2023		18,520	18,569,411
Match Group, Inc.
Term Loan, 4.78%, (1 mo. USD LIBOR + 2.50%), Maturing November 16, 2022		6,661	6,711,460
Sabre GLBL, Inc.
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		11,270	11,281,413
SeaWorld Parks & Entertainment, Inc.
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		26,462	26,461,696
SRAM, LLC
Term Loan, 5.10%, (2 mo. USD LIBOR + 2.75%), Maturing March 15, 2024		14,116	14,151,429

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Steinway Musical Instruments, Inc.
Term Loan, 6.03%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025		9,254	$9,265,067
Travel Leaders Group, LLC
Term Loan, 6.29%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		14,703	14,877,750
UFC Holdings, LLC
Term Loan, 5.56%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023		10,094	10,164,295
			$376,326,377

Lodging and Casinos — 4.9%
Affinity Gaming, LLC
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2023		12,334	$12,312,674
Aristocrat Technologies, Inc.
Term Loan, 4.22%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		15,445	15,409,395
Azelis Finance SA
Term Loan, Maturing July 31, 2025(5)	EUR	5,750	6,590,756
Boyd Gaming Corporation
Term Loan, 4.47%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		13,490	13,530,211
Churchill Downs Incorporated
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2024		3,474	3,486,777
CityCenter Holdings, LLC
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024		62,156	62,107,269
Eldorado Resorts, LLC
Term Loan, 4.56%, (USD LIBOR + 2.25%), Maturing April 17, 2024(4)		11,943	11,972,736
ESH Hospitality, Inc.
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing August 30, 2023		34,900	34,924,917
Four Seasons Hotels Limited
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023		7,227	7,234,139
Global Business Travel Holdings Limited
Term Loan, 4.84%, (3 mo. USD LIBOR + 2.50%), Maturing July 20, 2025		3,125	3,148,437
Golden Nugget, Inc.
Term Loan, 5.23%, (USD LIBOR + 2.75%), Maturing October 4, 2023(4)		65,873	66,094,500
GVC Holdings PLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 29, 2024	EUR	16,875	19,211,221

37	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
GVC Holdings PLC (continued)
Term Loan, 4.30%, (3 mo. GBP LIBOR + 3.50%), Maturing March 29, 2024	GBP	7,150	$9,185,778
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.50%), Maturing March 29, 2024		16,020	16,049,537
Hanjin International Corp.
Term Loan, 4.94%, (3 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		5,225	5,225,000
Hilton Worldwide Finance, LLC
Term Loan, 4.03%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023		34,926	34,993,751
Hospitality Investors Trust
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2019		4,750	4,736,225
Las Vegas Sands, LLC
Term Loan, 4.05%, (1 mo. USD LIBOR + 1.75%), Maturing March 27, 2025		16,477	16,440,686
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing March 21, 2025		32,396	32,335,166
Playa Resorts Holding B.V.
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		38,073	37,573,057
RHP Hotel Properties, L.P.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.00%), Maturing May 11, 2024		10,343	10,344,113
Richmond UK Bidco Limited
Term Loan, 4.98%, (1 mo. GBP LIBOR + 4.25%), Maturing March 3, 2024	GBP	2,841	3,539,007
Stars Group Holdings B.V. (The)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	11,450	13,121,503
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		61,598	61,867,617
VICI Properties 1, LLC
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024		23,623	23,596,884
Wyndham Hotels & Resorts, Inc.
Term Loan, 4.05%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025		14,275	14,287,491
			$539,318,847

Nonferrous Metals / Minerals — 0.7%
CD&R Hydra Buyer, Inc.
Term Loan, 7.50%, (0.00% Cash, 7.50% PIK), Maturing August 15, 2021(3)(7)		350	$299,000

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
Dynacast International, LLC
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		18,935	$18,982,834
Global Brass & Copper, Inc.
Term Loan, 4.81%, (1 mo. USD LIBOR + 2.50%), Maturing May 29, 2025		10,903	10,929,756
Murray Energy Corporation
Term Loan, 9.78%, (3 mo. USD LIBOR + 7.25%), Maturing October 17, 2022		18,129	16,527,337
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(6)		2,904	223,894
Oxbow Carbon, LLC
Term Loan, 5.80%, (1 mo. USD LIBOR + 3.50%), Maturing January 4, 2023		6,641	6,666,155
Term Loan - Second Lien, 9.80%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024		8,450	8,640,125
Rain Carbon GmbH
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing January 16, 2025	EUR	14,875	16,940,839
			$79,209,940

Oil and Gas — 1.5%
Ameriforge Group, Inc.
Term Loan, 9.39%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022		15,121	$15,234,167
Apergy Corporation
Term Loan, 4.81%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025		4,759	4,768,949
BCP Raptor, LLC
Term Loan, 6.64%, (2 mo. USD LIBOR + 4.25%), Maturing June 24, 2024		6,862	6,790,933
Centurion Pipeline Company, LLC
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.25%), Maturing September 29, 2025		3,475	3,505,406
CITGO Petroleum Corporation
Term Loan, 5.90%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021		15,584	15,597,290
Delek US Holdings, Inc.
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025		5,055	5,060,943
Fieldwood Energy, LLC
Term Loan, 7.55%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022		27,012	27,248,820
Term Loan - Second Lien, 9.55%, (1 mo. USD LIBOR + 7.25%), Maturing April 11, 2023		1,773	1,697,619

38	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Green Plains Renewable Energy, Inc.
Term Loan, 7.81%, (1 mo. USD LIBOR + 5.50%), Maturing August 18, 2023	12,845	$12,995,116
McDermott Technology Americas, Inc.
Term Loan, 7.30%, (1 mo. USD LIBOR + 5.00%), Maturing May 10, 2025	19,408	19,271,772
Medallion Midland Acquisition, LLC
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing October 30, 2024	2,007	1,993,544
MEG Energy Corp.
Term Loan, 5.81%, (1 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	9,112	9,144,101
PSC Industrial Holdings Corp.
Term Loan, 6.04%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024	13,004	13,036,254
Sheridan Investment Partners II L.P.
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	356	322,875
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	954	865,742
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	6,858	6,223,560
Sheridan Production Partners I, LLC
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	783	748,762
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	1,281	1,225,859
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	9,670	9,251,193
Ultra Resources, Inc.
Term Loan, 5.47%, (3 mo. USD LIBOR + 3.00%), Maturing April 12, 2024	13,300	12,493,688
		$167,476,593

Publishing — 1.4%
Ascend Learning, LLC
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	21,791	$21,818,510
Getty Images, Inc.
Term Loan, 5.80%, (1 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	41,053	40,675,466
Harland Clarke Holdings Corp.
Term Loan, 7.14%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	17,678	16,617,070
Lamar Media Corporation
Term Loan, 4.06%, (1 mo. USD LIBOR + 1.75%), Maturing March 14, 2025	5,746	5,765,277

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Publishing (continued)
LSC Communications, Inc.
Term Loan, 7.80%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	7,290	$7,326,797
Merrill Communications, LLC
Term Loan, 7.78%, (3 mo. USD LIBOR + 5.25%), Maturing June 1, 2022	2,272	2,294,218
Multi Color Corporation
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2022	3,428	3,427,793
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2024	9,286	9,316,994
Nielsen Finance, LLC
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.00%), Maturing October 4, 2023	25,366	25,271,245
ProQuest, LLC
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing October 24, 2021	20,285	20,396,025
Tweddle Group, Inc.
Term Loan, 6.95%, (6 mo. USD LIBOR + 4.50%), Maturing September 17, 2023	2,543	2,467,542
		$155,376,937

Radio and Television — 2.2%
ALM Media Holdings, Inc.
Term Loan, 6.89%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	5,572	$5,097,987
AP NMT Acquisition B.V.
Term Loan, 8.15%, (3 mo. USD LIBOR + 5.75%), Maturing August 13, 2021	5,109	5,118,225
CBS Radio, Inc.
Term Loan, 5.04%, (1 mo. USD LIBOR + 2.75%), Maturing November 18, 2024	16,420	16,363,612
Cumulus Media New Holdings, Inc.
Term Loan, 6.81%, (1 mo. USD LIBOR + 4.50%), Maturing May 15, 2022	28,859	28,502,553
E.W. Scripps Company (The)
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing October 2, 2024	3,836	3,837,048
Entravision Communications Corporation
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	11,311	11,188,221
Gray Television, Inc.
Term Loan, 4.52%, (3 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	2,202	2,206,095
Hubbard Radio, LLC
Term Loan, 5.31%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	12,099	12,114,388

39	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
iHeartCommunications, Inc.
Term Loan, 0.00%, Maturing January 30, 2019(6)	14,994	$10,905,145
Term Loan, 0.00%, Maturing July 30, 2019(6)	2,571	1,865,628
Mission Broadcasting, Inc.
Term Loan, Maturing January 17, 2024(5)	4,668	4,672,052
NEP/NCP Holdco, Inc.
Term Loan, 5.47%, (3 mo. USD LIBOR + 3.25%), Maturing October 20, 2025	3,750	3,770,509
Nexstar Broadcasting, Inc.
Term Loan, Maturing January 17, 2024(5)	29,182	29,206,145
Raycom TV Broadcasting, LLC
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.25%), Maturing August 23, 2024	11,187	11,207,976
Sinclair Television Group, Inc.
Term Loan, 4.56%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	17,317	17,327,385
Univision Communications, Inc.
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	76,026	73,064,231
		$236,447,200

Retailers (Except Food and Drug) — 2.4%
Ascena Retail Group, Inc.
Term Loan, 6.81%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	17,408	$16,934,040
Bass Pro Group, LLC
Term Loan, 7.30%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	9,455	9,469,268
BJ’s Wholesale Club, Inc.
Term Loan, 5.28%, (1 mo. USD LIBOR + 3.00%), Maturing February 3, 2024	31,099	31,205,095
CDW, LLC
Term Loan, 4.06%, (1 mo. USD LIBOR + 1.75%), Maturing August 17, 2023	17,728	17,774,978
Coinamatic Canada, Inc.
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	1,426	1,427,525
David’s Bridal, Inc.
Term Loan, 6.32%, (3 mo. USD LIBOR + 4.00%), Maturing October 11, 2019	17,143	13,771,686
Evergreen Acqco 1 L.P.
Term Loan, 6.22%, (3 mo. USD LIBOR + 3.75%), Maturing July 9, 2019	16,405	15,974,753
Global Appliance, Inc.
Term Loan, 6.31%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	10,049	9,985,697

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Go Wireless, Inc.
Term Loan, 8.80%, (1 mo. USD LIBOR + 6.50%), Maturing December 22, 2024	4,496	$4,411,686
Harbor Freight Tools USA, Inc.
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2023	5,805	5,724,359
Hoya Midco, LLC
Term Loan, 5.80%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	13,512	13,469,568
J. Crew Group, Inc.
Term Loan, 5.35%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	22,837	18,707,731
LSF9 Atlantis Holdings, LLC
Term Loan, 8.28%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	14,520	14,011,449
Neiman Marcus Group Ltd., LLC
Term Loan, 5.53%, (1 mo. USD LIBOR + 3.25%), Maturing October 25, 2020	19,721	17,991,083
Party City Holdings, Inc.
Term Loan, 5.06%, (1 mo. USD LIBOR + 2.75%), Maturing August 19, 2022	7,168	7,203,857
PetSmart, Inc.
Term Loan, 5.28%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	38,402	32,665,523
PFS Holding Corporation
Term Loan, 5.78%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	11,408	6,559,325
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	6,087	4,550,302
Radio Systems Corporation
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2024	7,007	7,024,606
Shutterfly, Inc.
Term Loan, 5.06%, (1 mo. USD LIBOR + 2.75%), Maturing August 17, 2024	5,910	5,923,734
Staples, Inc.
Term Loan, 6.34%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	6,203	6,191,494
		$260,977,759

Steel — 1.5%
Aleris International, Inc.
Term Loan, Maturing February 27, 2023(5)	6,000	$6,064,998
Atkore International, Inc.
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	46,831	46,918,427

40	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Steel (continued)
GrafTech Finance, Inc.
Term Loan, 5.80%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	45,077	$45,358,291
Neenah Foundry Company
Term Loan, 8.84%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	8,302	8,260,055
Phoenix Services International, LLC
Term Loan, 6.03%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	14,090	14,222,336
Zekelman Industries, Inc.
Term Loan, 4.62%, (3 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	38,783	38,776,789
		$159,600,896

Surface Transport — 0.8%
Agro Merchants NAI Holdings, LLC
Term Loan, 6.14%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	15,448	$15,554,420
Avis Budget Car Rental, LLC
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.00%), Maturing February 13, 2025	9,639	9,620,935
Hertz Corporation (The)
Term Loan, 5.06%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023	7,353	7,326,000
Kenan Advantage Group, Inc.
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	3,002	3,002,707
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	12,538	12,540,740
PODS, LLC
Term Loan, 5.03%, (3 mo. USD LIBOR + 2.75%), Maturing December 6, 2024	12,401	12,345,464
Stena International S.a.r.l.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021	20,156	19,652,266
XPO Logistics, Inc.
Term Loan, 4.51%, (3 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	6,525	6,548,562
		$86,591,094

Telecommunications — 5.8%
Arris Group, Inc.
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.25%), Maturing April 26, 2024	567	$567,339
CenturyLink, Inc.,
Series W. Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025	90,151	89,227,041

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Ciena Corporation
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.00%), Maturing September 26, 2025		14,175	$14,214,860
Colorado Buyer, Inc.
Term Loan, 5.28%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		32,488	32,467,399
Consolidated Communications, Inc.
Term Loan, 5.31%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2023		1,125	1,111,059
Digicel International Finance Limited
Term Loan, 5.57%, (1 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		19,925	19,127,863
eircom Finco S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 19, 2024	EUR	36,425	41,563,657
Frontier Communications Corp.
Term Loan, 6.06%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024		18,787	18,223,572
Gamma Infrastructure III B.V.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	22,162	25,211,255
Global Eagle Entertainment, Inc.
Term Loan, 10.02%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		18,468	19,114,551
Intelsat Jackson Holdings SA
Term Loan, 6.04%, (1 mo. USD LIBOR + 3.75%), Maturing November 27, 2023		38,650	38,703,144
Term Loan, 6.79%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024		17,500	18,447,923
IPC Corp.
Term Loan, 7.03%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		8,930	8,617,451
Level 3 Financing, Inc.
Term Loan, 4.53%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024		47,300	47,388,687
Lumentum Holdings
Term Loan, Maturing August 7, 2025(5)		9,300	9,346,500
Mitel Networks Corporation
Term Loan, 6.05%, (1 mo. USD LIBOR + 3.75%), Maturing September 25, 2023		5,577	5,639,964
Onvoy, LLC
Term Loan, 6.89%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		18,136	17,592,072
Plantronics, Inc.
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025		19,550	19,528,612

41	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
SBA Senior Finance II, LLC
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.00%), Maturing April 11, 2025		14,601	$14,588,693
Sprint Communications, Inc.
Term Loan, 4.81%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		67,050	67,007,474
Syniverse Holdings, Inc.
Term Loan, 7.28%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023		12,442	12,510,670
TDC A/S
Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), Maturing May 31, 2025	EUR	43,593	49,760,908
Term Loan, Maturing May 31, 2025(5)		500	502,438
Telesat Canada
Term Loan, 4.89%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023		51,989	52,069,874
Zayo Group, LLC
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.25%), Maturing January 19, 2024		12,400	12,432,934
			$634,965,940

Utilities — 2.1%
Brookfield WEC Holdings, Inc.
Term Loan, 6.05%, (1 mo. USD LIBOR + 3.75%), Maturing August 1, 2025		30,475	$30,722,609
Calpine Construction Finance Company L.P.
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025		7,705	7,701,848
Calpine Corporation
Term Loan, 4.06%, (1 mo. USD LIBOR + 1.75%), Maturing December 31, 2019		3,866	3,867,637
Term Loan, 4.89%, (3 mo. USD LIBOR + 2.50%), Maturing May 31, 2023		5,255	5,243,305
Term Loan, 4.89%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024		36,673	36,594,220
Dayton Power & Light Company (The)
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.00%), Maturing August 24, 2022		4,004	4,018,701
Granite Acquisition, Inc.
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		4,642	4,667,558
Term Loan, 5.90%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		25,239	25,378,156
Lightstone Generation, LLC
Term Loan, 6.05%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024		1,209	1,193,540
Term Loan, 6.05%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024		22,504	22,222,220

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Utilities (continued)
Longview Power, LLC
Term Loan, 8.53%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021		10,328	$8,978,959
Talen Energy Supply, LLC
Term Loan, 6.30%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023		7,946	7,985,166
Term Loan, 6.30%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024		10,055	10,086,135
USIC Holdings, Inc.
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing December 8, 2023		23,290	23,401,247
Vistra Energy Corp.
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2025		26,035	25,985,935
Vistra Operations Company, LLC
Term Loan, Maturing December 14, 2023(5)		7,500	7,515,623
			$225,562,859

Total Senior Floating-Rate Loans (identified cost $12,293,243,705)			$12,166,816,894

Corporate Bonds & Notes — 2.4%
Security		Principal Amount* (000’s omitted)	Value

Automotive — 0.1%
Tenneco, Inc.
4.875%, (3 mo. EURIBOR + 4.875%), 4/15/24(8)(9)	EUR	6,000	$6,867,443
			$6,867,443

Business Equipment and Services — 0.1%
Travelport Corporate Finance PLC
6.00%, 3/15/26(8)		14,900	$14,974,500
			$14,974,500

Cable and Satellite Television — 0.1%
Virgin Media Secured Finance PLC
5.50%, 1/15/25(8)		1,825	$1,783,937
5.25%, 1/15/26(8)		9,000	8,426,250
			$10,210,187

42	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2018

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics — 0.2%
Hexion, Inc.
6.625%, 4/15/20		22,200	$19,702,500
PQ Corp.
6.75%, 11/15/22(8)		3,000	3,101,250
			$22,803,750

Containers and Glass Products — 0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		19,746	$19,770,252
5.936%, (3 mo. USD LIBOR + 3.50%), 7/15/21(8)(9)		8,075	8,175,937
			$27,946,189

Drugs — 0.4%
Bausch Health Cos., Inc.
6.50%, 3/15/22(8)		9,841	$10,210,038
7.00%, 3/15/24(8)		12,794	13,429,734
5.50%, 11/1/25(8)		20,375	20,043,906
			$43,683,678

Entertainment — 0.1%
Vue International Bidco PLC
4.932%, (3 mo. EURIBOR + 5.25%), 7/15/20(8)(9)	EUR	2,875	$3,263,697
7.875%, 7/15/20(8)	GBP	3,500	4,490,477
			$7,754,174

Food Products — 0.0%(10)
Iceland Bondco PLC
5.063%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(8)(9)	GBP	2,107	$2,692,077
			$2,692,077

Health Care — 0.7%
Avantor, Inc.
6.00%, 10/1/24(8)		13,000	$13,000,000
CHS/Community Health Systems, Inc.
5.125%, 8/1/21		11,650	11,096,625
6.25%, 3/31/23		13,375	12,351,144
HCA, Inc.
4.75%, 5/1/23		4,650	4,708,125
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(8)		16,825	17,855,531

Security		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	$12,831,875
4.375%, 10/1/21		6,225	6,186,094
			$78,029,394

Leisure Goods / Activities / Movies — 0.0%(10)
National CineMedia, LLC
6.00%, 4/15/22		4,200	$4,263,000
			$4,263,000

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(8)		6,700	$6,633,000
			$6,633,000

Radio and Television — 0.0%(10)
iHeartCommunications, Inc.
9.00%, 12/15/19(6)		1,709	$1,239,025
Univision Communications, Inc.
6.75%, 9/15/22(8)		993	1,015,343
5.125%, 2/15/25(8)		3,000	2,749,500
			$5,003,868

Retailers (Except Food and Drug) — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(8)		8,600	$6,321,000
			$6,321,000

Telecommunications — 0.1%
Wind Tre SpA
2.75%, (3 mo. EURIBOR + 2.75%), 1/20/24(8)(9)	EUR	9,175	$9,644,358
			$9,644,358

Utilities — 0.1%
Calpine Corp.
6.00%, 1/15/22(8)		2,000	$2,017,500
5.875%, 1/15/24(8)		5,000	5,012,500
5.25%, 6/1/26(8)		7,675	7,080,187
			$14,110,187

Total Corporate Bonds & Notes (identified cost $269,264,985)			$260,936,805

43	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2018

Portfolio of Investments — continued

Asset-Backed Securities — 2.4%
Security	Principal Amount (000’s omitted)	Value
Alinea CLO, Ltd.
Series 2018-1A, Class D, 5.407%, (3 mo. USD LIBOR + 3.10%), 7/20/31(8)(9)	$2,500	$2,491,165
Series 2018-1A, Class E, 8.307%, (3 mo. USD LIBOR + 6.00%), 7/20/31(8)(9)	3,000	3,005,393
ALM Loan Funding, Ltd.
Series 2013-7RA, Class DR, 9.576%, (3 mo. USD LIBOR + 7.14%), 10/15/28(8)(9)	3,000	3,066,985
AMMC CLO XII, Ltd.
Series 2013-12A, Class ER, 8.521%, (3 mo. USD LIBOR + 6.18%), 11/10/30(8)(9)	3,525	3,539,463
Apidos CLO XX
Series 2015-20A, Class DR, 8.136%, (3 mo. USD LIBOR + 5.70%), 7/16/31(8)(9)	2,375	2,380,821
Ares CLO, Ltd.
Series 2014-32RA, Class D, 8.164%, (3 mo. USD LIBOR + 5.85%), 5/15/30(8)(9)	1,000	995,107
Ares XLIX CLO, Ltd.
Series 2018-49A, Class D, 5.343%, (3 mo. USD LIBOR + 3.00%), 7/22/30(8)(9)	2,500	2,508,792
Series 2018-49A, Class E, 8.043%, (3 mo. USD LIBOR + 5.70%), 7/22/30(8)(9)	3,500	3,481,208
Ares XXXIIR CLO, Ltd.
Series 2014-32RA, Class C, 5.214%, (3 mo. USD LIBOR + 2.90%), 5/15/30(8)(9)	5,000	4,982,965
Ares XXXVR CLO, Ltd.
Series 2015-35RA, Class E, 8.039%, (3 mo. USD LIBOR + 5.70%), 7/15/30(8)(9)	4,000	4,015,292
Babson CLO, Ltd.
Series 2015-IA, Class DR, 5.069%, (3 mo. USD LIBOR + 2.60%), 1/20/31(8)(9)	2,500	2,473,390
Series 2016-1A, Class DR, 5.527%, (3 mo. USD LIBOR + 3.05%), 7/23/30(8)(9)	1,250	1,252,523
Series 2016-1A, Class ER, 8.477%, (3 mo. USD LIBOR + 6.00%), 7/23/30(8)(9)	3,500	3,513,603
Series 2018-1A, Class C, 5.036%, (3 mo. USD LIBOR + 2.60%), 4/15/31(8)(9)	3,500	3,475,147
Bain Capital Credit CLO, Ltd.
Series 2018-1A, Class D, 5.177%, (3 mo. USD LIBOR + 2.70%), 4/23/31(8)(9)	5,000	4,964,795
Benefit Street Partners CLO, Ltd.
Series 2015-8A, Class DR, 8.069%, (3 mo. USD LIBOR + 5.60%), 1/20/31(8)(9)	5,401	5,339,942
Series 2018-14A, Class D, 5.069%, (3 mo. USD LIBOR + 2.60%), 4/20/31(8)(9)	1,500	1,489,350
Series 2018-5BA, Class C, 5.399%, (3 mo. USD LIBOR + 2.93%), 4/20/31(8)(9)	5,000	4,965,010
Series 2018-5BA, Class D, 8.419%, (3 mo. USD LIBOR + 5.95%), 4/20/31(8)(9)	3,500	3,449,348

Security	Principal Amount (000’s omitted)	Value
Betony CLO 2, Ltd.
Series 2018-1A, Class C, 5.009%, (3 mo. USD LIBOR + 2.90%), 4/30/31(8)(9)	$2,500	$2,482,885
Series 2018-1A, Class D, 7.759%, (3 mo. USD LIBOR + 5.65%), 4/30/31(8)(9)	4,550	4,573,037
BlueMountain CLO, Ltd.
Series 2015-3A, Class CR, 5.069%, (3 mo. USD LIBOR + 2.60%), 4/20/31(8)(9)	5,000	4,964,095
Series 2015-3A, Class DR, 7.869%, (3 mo. USD LIBOR + 5.40%), 4/20/31(8)(9)	3,000	2,984,742
Series 2018-1A, Class D, 5.389%, (3 mo. USD LIBOR + 3.05%), 7/30/30(8)(9)	2,500	2,505,137
Series 2018-1A, Class E, 8.289%, (3 mo. USD LIBOR + 5.95%), 7/30/30(8)(9)	2,000	1,987,212
Canyon Capital CLO, Ltd.
Series 2012-1RA, Class E, 8.136%, (3 mo. USD LIBOR + 5.70%), 7/15/30(8)(9)	4,875	4,855,310
Series 2016-1A, Class DR, 5.236%, (3 mo. USD LIBOR + 2.80%), 7/15/31(8)(9)	3,000	2,989,863
Series 2016-1A, Class ER, 8.186%, (3 mo. USD LIBOR + 5.75%), 7/15/31(8)(9)	4,000	3,954,308
Series 2016-2A, Class ER, 8.436%, (3 mo. USD LIBOR + 6.00%), 10/15/31(8)(9)	4,500	4,477,113
Series 2018-1A, Class D, 5.336%, (3 mo. USD LIBOR + 2.90%), 7/15/31(8)(9)	3,000	2,979,024
Series 2018-1A, Class E, 8.186%, (3 mo. USD LIBOR + 5.75%), 7/15/31(8)(9)	2,750	2,718,169
Carlyle CLO, Ltd.
Series C17A, Class CR, 5.10%, (3 mo. USD LIBOR + 2.80%), 4/30/31(8)(9)	5,000	4,983,250
Series C17A, Class DR, 8.30%, (3 mo. USD LIBOR + 6.00%), 4/30/31(8)(9)	3,500	3,526,911
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-3RA, Class C, 5.038%, (3 mo. USD LIBOR + 2.95%), 7/27/31(8)(9)	1,000	1,002,304
Series 2014-3RA, Class D, 7.488%, (3 mo. USD LIBOR + 5.40%), 7/27/31(8)(9)	2,150	2,138,665
Series 2014-4RA, Class C, 5.336%, (3 mo. USD LIBOR + 2.90%), 7/15/30(8)(9)	2,000	1,996,568
Series 2014-4RA, Class D, 8.086%, (3 mo. USD LIBOR + 5.65%), 7/15/30(8)(9)	3,500	3,498,411
Cole Park CLO, Ltd.
Series 2015-1A, Class E, 8.569%, (3 mo. USD LIBOR + 6.10%), 10/20/28(8)(9)	2,000	2,015,191
Dryden CLO, Ltd.
Series 2018-55A, Class D, 5.286%, (3 mo. USD LIBOR + 2.85%), 4/15/31(8)(9)	1,500	1,489,409
Series 2018-55A, Class E, 7.836%, (3 mo. USD LIBOR + 5.40%), 4/15/31(8)(9)	2,000	1,996,480

44	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value
Dryden Senior Loan Fund
Series 2015-40A, Class DR, 5.414%, (3 mo. USD LIBOR + 3.10%), 8/15/31(8)(9)	$3,000	$3,004,659
Series 2015-41A, Class DR, 5.036%, (3 mo. USD LIBOR + 2.60%), 4/15/31(8)(9)	5,000	4,943,380
Series 2015-41A, Class ER, 7.736%, (3 mo. USD LIBOR + 5.30%), 4/15/31(8)(9)	1,268	1,256,805
Series 2016-42A, Class DR, 5.366%, (3 mo. USD LIBOR + 2.93%), 7/15/30(8)(9)	2,500	2,496,550
Series 2016-42A, Class ER, 7.986%, (3 mo. USD LIBOR + 5.55%), 7/15/30(8)(9)	3,500	3,513,416
Dryden XL Senior Loan Fund
Series 2015-40A, Class ER, 8.064%, (3 mo. USD LIBOR + 5.75%), 8/15/28(8)(9)	2,350	2,338,910
Galaxy CLO, Ltd.
Series 2013-15A, Class ER, 9.081%, (3 mo. USD LIBOR + 6.65%), 10/15/30(8)(9)	2,500	2,529,587
Series 2015-19A, Class D1R, 9.017%, (3 mo. USD LIBOR + 6.53%), 7/24/30(8)(9)	2,000	2,014,476
Series 2018-25A, Class D, 5.692%, (3 mo. USD LIBOR + 3.10%), 10/25/31(8)(9)	2,500	2,505,346
Series 2018-25A, Class E, 8.542%, (3 mo. USD LIBOR + 5.95%), 10/25/31(8)(9)	3,500	3,514,194
Golub Capital Partners CLO, Ltd.
Series 2018-37A, Class D, 5.486%, (3 mo. USD LIBOR + 3.30%), 7/20/30(8)(9)	4,000	4,008,542
Series 2018-37A, Class E, 7.936%, (3 mo. USD LIBOR + 5.75%), 7/20/30(8)(9)	4,750	4,727,357
ICG US CLO, Ltd.
Series 2018-2A, Class D, 5.418%, (3 mo. USD LIBOR + 3.10%), 7/22/31(8)(9)	2,000	2,003,644
Series 2018-2A, Class E, 8.068%, (3 mo. USD LIBOR + 5.75%), 7/22/31(8)(9)	3,000	2,983,791
Neuberger Berman CLO XVIII, Ltd.
Series 2014-18A, Class DR, 10.069%, (3 mo. USD LIBOR + 7.75%), 11/14/27(8)(9)	2,000	2,000,133
Neuberger Berman CLO XXII, Ltd.
Series 2016-22A, Class DR, 5.549%, (3 mo. USD LIBOR + 3.10%), 10/17/30(8)(9)	2,500	2,505,678
Series 2016-22A, Class ER, 8.509%, (3 mo. USD LIBOR + 6.06%), 10/17/30(8)(9)	3,000	2,992,377
Neuberger Berman Loan Advisers CLO, Ltd.
Series 2018-28A, Class E, 8.069%, (3 mo. USD LIBOR + 5.60%), 4/20/30(8)(9)	1,950	1,956,542
Oak Hill Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 9.822%, (3 mo. USD LIBOR + 7.50%), 11/20/27(8)(9)	3,000	3,002,905
Palmer Square CLO, Ltd.
Series 2013-2A, Class CRR, 5.649%, (3 mo. USD LIBOR + 3.20%), 10/17/31(8)(9)	2,500	2,505,668

Security	Principal Amount (000’s omitted)	Value
Palmer Square CLO, Ltd. (continued)
Series 2013-2A, Class DRR, 8.299%, (3 mo. USD LIBOR + 5.85%), 10/17/27(8)(9)	$3,250	$3,265,350
Series 2015-1A, Class DR, 8.512%, (3 mo. USD LIBOR + 6.20%), 5/21/29(8)(9)	1,850	1,860,339
Series 2018-1A, Class C, 4.945%, (3 mo. USD LIBOR + 2.50%), 4/18/31(8)(9)	3,000	2,978,742
Series 2018-1A, Class D, 7.595%, (3 mo. USD LIBOR + 5.15%), 4/18/31(8)(9)	2,000	1,950,116
Series 2018-2A, Class D, 7.862%, (3 mo. USD LIBOR + 5.60%), 7/16/31(8)(9)	2,000	1,989,166
Regatta XIII Funding, Ltd.
Series 2018-2A, Class C, 5.434%, (3 mo. USD LIBOR + 3.10%), 7/15/31(8)(9)	2,500	2,504,498
Series 2018-2A, Class D, 8.284%, (3 mo. USD LIBOR + 5.95%), 7/15/31(8)(9)	5,000	4,924,475
Regatta XIV Funding, Ltd.
Series 2018-3A, Class D, 5.412%, (3 mo. USD LIBOR + 3.20%), 10/25/31(8)(9)	2,500	2,505,522
Series 2018-3A, Class E, 8.162%, (3 mo. USD LIBOR + 5.95%), 10/25/31(8)(9)	4,500	4,476,429
Regatta XV Funding, Ltd.
Series 2018-4A, Class D, 8.99%, (3 mo. USD LIBOR + 6.50%), 10/25/31(8)(9)	3,875	3,856,175
Upland CLO, Ltd.
Series 2016-1A, Class CR, 5.369%, (3 mo. USD LIBOR + 2.90%), 4/20/31(8)(9)	4,500	4,484,601
Series 2016-1A, Class DR, 8.369%, (3 mo. USD LIBOR + 5.90%), 4/20/31(8)(9)	4,625	4,617,591
Vibrant CLO 1X, Ltd.
Series 2018-9A, Class C, 5.442%, (3 mo. USD LIBOR + 3.20%), 7/20/31(8)(9)	2,500	2,504,609
Series 2018-9A, Class D, 8.492%, (3 mo. USD LIBOR + 6.25%), 7/20/31(8)(9)	3,500	3,482,335
Vibrant CLO X, Ltd.
Series 2018-10A, Class C, 5.688%, (3 mo. USD LIBOR + 3.25%), 10/20/31(8)(9)	5,000	5,010,735
Series 2018-10A, Class D, 8.628%, (3 mo. USD LIBOR + 6.19%), 10/20/31(8)(9)	5,000	4,971,315
Voya CLO, Ltd.
Series 2014-1A, Class DR2, 8.445%, (3 mo. USD LIBOR + 6.00%), 4/18/31(8)(9)	3,250	3,260,416
Series 2015-3A, Class D2, 7.919%, (3 mo. USD LIBOR + 5.45%), 10/20/27(8)(9)	5,200	5,231,038
Series 2016-3A, Class CR, 5.721%, (3 mo. USD LIBOR + 3.25%), 10/18/31(8)(9)	2,000	2,000,000
Series 2016-3A, Class DR, 8.551%, (3 mo. USD LIBOR + 6.08%), 10/18/31(8)(9)	3,375	3,349,688
Series 2018-1A, Class C, 4.943%, (3 mo. USD LIBOR + 2.60%), 4/19/31(8)(9)	5,000	4,929,395

45	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value
Webster Park CLO, Ltd.
Series 2015-1A, Class CR, 5.369%, (3 mo. USD LIBOR + 2.90%), 7/20/30(8)(9)	$2,000	$2,003,068
Series 2015-1A, Class DR, 7.969%, (3 mo. USD LIBOR + 5.50%), 7/20/30(8)(9)	2,500	2,509,733

Total Asset-Backed Securities (identified cost $260,335,818)		$260,977,679

Common Stocks — 0.6%
Security	Shares	Value

Aerospace and Defense — 0.0%(10)
IAP Global Services, LLC(3)(11)(12)	168	$1,966,897
		$1,966,897

Automotive — 0.0%(10)
Dayco Products, LLC(11)(12)	48,926	$1,761,336
		$1,761,336

Business Equipment and Services — 0.0%
Education Management Corp.(3)(11)(12)	41,829,101	$0
		$0

Electronics / Electrical — 0.1%
Answers Corp.(3)(11)(12)	642,963	$4,687,200
		$4,687,200

Health Care — 0.0%(10)
New Millennium Holdco, Inc.(11)(12)	319,499	$28,755
		$28,755

Nonferrous Metals / Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(11)(12)	190,419	$0
		$0

Oil and Gas — 0.3%
AFG Holdings, Inc.(3)(11)(12)	281,241	$19,124,388
Fieldwood Energy, Inc.(11)(12)	109,481	5,419,309
Paragon Offshore Finance Company, Class A(11)(12)	16,581	16,064
Paragon Offshore Finance Company, Class B(11)(12)	8,290	329,528
Samson Resources II, LLC, Class A(11)(12)	387,972	9,165,838
Southcross Holdings Group, LLC(3)(11)(12)	573	0
Southcross Holdings L.P., Class A(11)(12)	573	336,638
		$34,391,765

Security	Shares	Value

Publishing — 0.1%
ION Media Networks, Inc.(3)(11)(12)	13,247	$12,716,987
Tweddle Group, Inc.(3)(11)(12)	18,167	1,022,257
		$13,739,244

Radio and Television — 0.1%
Cumulus Media, Inc.(11)(12)	371,654	$5,411,282
		$5,411,282

Total Common Stocks (identified cost $33,827,206)		$61,986,479

Convertible Preferred Stocks — 0.0%
Security	Shares	Value

Business Equipment and Services — 0.0%
Education Management Corp., Series A-1, 7.50%(3)(11)(12)	46,544	$0

Total Convertible Preferred Stocks (identified cost $3,284,920)		$0

Closed-End Funds — 0.4%
Security	Shares	Value
SPDR Blackstone/GSO Senior Loan ETF	1,050,000	$49,371,000

Total Closed-End Funds (identified cost $49,738,500)		$49,371,000

Short-Term Investments — 1.4%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.28%(13)	150,399,640	$150,384,600

Total Short-Term Investments (identified cost $150,392,089)		$150,384,600

Total Investments — 118.1% (identified cost $13,060,087,223)		$12,950,473,457

Less Unfunded Loan Commitments — (0.1)%		$(7,124,049)

Net Investments — 118.0% (identified cost $13,052,963,174)		$12,943,349,408

Other Assets, Less Liabilities — (18.0)%		$(1,974,190,110)

Net Assets — 100.0%		$10,969,159,298

46	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2018

Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. See note 1F for description.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(4)

The stated interest rate represents the weighted average interest rate at October 31, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after October 31, 2018, at which time the interest rate will be determined.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Fixed-rate loan.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2018, the aggregate value of these securities is $429,765,844 or 3.9% of the Portfolio’s net assets.

(9)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2018.

(10)	Amount is less than 0.05%.

(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(12)	Non-income producing security.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2018.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	13,162,588	CAD	17,045,617	HSBC Bank USA, N.A.	11/30/18	$208,180	$—
USD	2,307,763	EUR	2,000,000	HSBC Bank USA, N.A.	11/30/18	37,569	—
USD	2,907,113	EUR	2,515,625	HSBC Bank USA, N.A.	11/30/18	51,633	—
USD	5,155,367	EUR	4,466,009	JPMorgan Chase Bank, N.A.	11/30/18	86,012	—
USD	5,782,830	EUR	5,000,000	JPMorgan Chase Bank, N.A.	11/30/18	107,343	—
USD	2,839,751	EUR	2,487,727	State Street Bank and Trust Company	11/30/18	15,939	—
USD	4,123,300	EUR	3,525,000	State Street Bank and Trust Company	11/30/18	122,082	—
USD	10,281,791	EUR	8,812,500	State Street Bank and Trust Company	11/30/18	278,744	—
USD	11,612,620	EUR	9,977,585	State Street Bank and Trust Company	11/30/18	287,089	—
USD	231,665,029	EUR	196,507,816	State Street Bank and Trust Company	11/30/18	8,609,513	—
USD	258,759,043	EUR	220,366,748	Goldman Sachs International	12/6/18	8,477,917	—
USD	9,452,338	EUR	8,215,000	HSBC Bank USA, N.A.	12/6/18	122,167	—
USD	5,790,778	EUR	4,990,180	HSBC Bank USA, N.A.	12/6/18	123,190	—
USD	5,226,664	EUR	4,500,000	State Street Bank and Trust Company	12/6/18	115,797	—
USD	7,039,240	EUR	6,050,000	State Street Bank and Trust Company	12/6/18	167,963	—
USD	4,600,721	EUR	4,029,486	Citibank, N.A.	1/31/19	—	(1,341)
USD	241,723,510	EUR	210,400,000	Goldman Sachs International	1/31/19	1,426,378	—
USD	81,462,197	GBP	63,307,012	State Street Bank and Trust Company	1/31/19	156,507	—

						$20,394,023	$(1,341)

47	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2018

Portfolio of Investments — continued

Abbreviations:

CIDOR	–	Canada Three Month Interbank Rate
EURIBOR	–	Euro Interbank Offered Rate
LIBOR	–	London Interbank Offered Rate
PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling
USD	–	United States Dollar

48	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2018

Statement of Assets and Liabilities

Assets	October 31, 2018
Unaffiliated investments, at value (identified cost, $12,902,571,085)	$12,792,964,808
Affiliated investment, at value (identified cost, $150,392,089)	150,384,600
Cash	46,421,133
Deposits for derivatives collateral - forward foreign currency exchange contracts	15,620,056
Foreign currency, at value (identified cost, $39,180,552)	39,169,517
Interest receivable	32,140,392
Dividends receivable from affiliated investment	201,433
Receivable for investments sold	16,534,028
Receivable for open forward foreign currency exchange contracts	20,394,023
Prepaid upfront fees on notes payable	942,453
Prepaid expenses	586,999
Total assets	$13,115,359,442

Liabilities
Notes payable	$1,500,000,000
Cash collateral due to brokers	15,620,056
Payable for investments purchased	621,471,874
Payable for open forward foreign currency exchange contracts	1,341
Payable to affiliates:
Investment adviser fee	4,222,017
Trustees’ fees	8,458
Accrued expenses	4,876,398
Total liabilities	$2,146,200,144
Commitments and contingencies (see Note 10)
Net Assets applicable to investors’ interest in Portfolio	$10,969,159,298

49	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2018

Statement of Operations

Investment Income	Year Ended October 31, 2018
Interest and other income	$532,119,123
Dividends	1,176,000
Dividends from affiliated investment	2,062,124
Total investment income	$535,357,247

Expenses
Investment adviser fee	$42,804,527
Trustees’ fees and expenses	101,500
Custodian fee	2,057,070
Legal and accounting services	745,930
Interest expense and fees	42,551,050
Miscellaneous	345,866
Total expenses	$88,605,943

Net investment income	$446,751,304

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$65,010,750
Investment transactions — affiliated investment	24,683
Proceeds from securities litigation settlements	80,208
Foreign currency transactions	1,801,658
Forward foreign currency exchange contracts	33,986,049
Net realized gain	$100,903,348
Change in unrealized appreciation (depreciation) —
Investments	$(92,894,513)
Investments — affiliated investment	(7,489)
Foreign currency	978,902
Forward foreign currency exchange contracts	15,366,286
Net change in unrealized appreciation (depreciation)	$(76,556,814)

Net realized and unrealized gain	$24,346,534

Net increase in net assets from operations	$471,097,838

50	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2018

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2018	2017
From operations —
Net investment income	$446,751,304	$331,781,183
Net realized gain (loss)	100,903,348	(56,384,908)
Net change in unrealized appreciation (depreciation)	(76,556,814)	154,832,734
Net increase in net assets from operations	$471,097,838	$430,229,009
Capital transactions —
Contributions	$3,119,956,645	$2,424,779,308
Withdrawals	(419,451,962)	(383,089,390)
Net increase in net assets from capital transactions	$2,700,504,683	$2,041,689,918

Net increase in net assets	$3,171,602,521	$2,471,918,927

Net Assets
At beginning of year	$7,797,556,777	$5,325,637,850
At end of year	$10,969,159,298	$7,797,556,777

51	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2018

Statement of Cash Flows

Cash Flows From Operating Activities	Year Ended October 31, 2018
Net increase in net assets from operations	$471,097,838
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Investments purchased	(6,252,496,813)
Investments sold and principal repayments	3,092,921,217
Increase in short-term investments, net	(117,489,281)
Net amortization/accretion of premium (discount)	(2,758,389)
Amortization of prepaid upfront fees on notes payable	2,346,705
Increase in deposits for derivatives collateral-forward foreign currency exchange contracts	(11,750,056)
Increase in interest and dividends receivable	(4,181,542)
Increase in dividends receivable from affiliated investment	(111,006)
Increase in receivable for open forward foreign currency exchange contracts	(13,467,485)
Increase in prepaid expenses	(246,376)
Increase in payable for cash collateral due to brokers	11,900,056
Decrease in payable for open forward foreign currency exchange contracts	(1,898,801)
Increase in payable to affiliate for investment adviser fee	1,013,531
Increase in accrued expenses	1,586,990
Increase in unfunded loan commitments	3,665,019
Net change in unrealized (appreciation) depreciation from investments	92,902,002
Net realized gain from investments	(65,035,433)
Net cash used in operating activities	$(2,792,001,824)

Cash Flows From Financing Activities
Proceeds from capital contributions	$3,119,956,645
Payments for capital withdrawals	(419,451,962)
Proceeds from notes payable	1,225,000,000
Repayments of notes payable	(1,125,000,000)
Payment of prepaid upfront fees on notes payable	(2,564,178)
Net cash provided by financing activities	$2,797,940,505

Net increase in cash*	$5,938,681

Cash at beginning of year(1)	$79,651,969

Cash at end of year(1)	$85,590,650

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$41,269,396

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(4,224).

(1)	Balance includes foreign currency, at value.

52	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2018

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2018	2017	2016	2015	2014
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(1)	0.51%	0.52%	0.58%	0.58%	0.55%
Interest and fee expense	0.47%	0.34%	0.44%	0.34%	0.27%
Total expenses(1)	0.98%	0.86%	1.02%	0.92%	0.82%
Net investment income	4.92%	4.68%	5.52%	5.09%	4.80%
Portfolio Turnover	29%	39%	38%	27%	38%

Total Return	5.41%	6.43%	8.32%	0.72%	2.84%

Net assets, end of year (000’s omitted)	$10,969,159	$7,797,557	$5,325,638	$5,340,032	$6,497,751

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

53	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2018

Notes to Financial Statements

1  Significant Accounting Policies

Senior Debt Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-ended management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2018, Eaton Vance Floating-Rate Advantage Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance Short Duration Inflation-Protected Income Fund held an interest of 97.3%, 2.0% and 0.7%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of

54

Senior Debt Portfolio

October 31, 2018

Notes to Financial Statements — continued

security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of October 31, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At October 31, 2018, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

55

Senior Debt Portfolio

October 31, 2018

Notes to Financial Statements — continued

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Portfolio is the amount included in the Portfolio’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio’s average daily gross assets up to and including $1 billion, 0.45% over $1 billion up to and including $2 billion, 0.40% over $2 billion up to and including $7 billion, 0.3875% over $7 billion up to and including $10 billion and 0.375% over $10 billion, and is payable monthly. Effective May 1, 2018, pursuant to an additional fee reduction agreement, the fee is computed at an annual rate of 0.375% of the Portfolio’s average daily gross assets over $10 billion up to and including $15 billion and 0.3625% on gross assets over $15 billion. Gross assets of the Portfolio are calculated by deducting all liabilities of the Portfolio except the principal amount of any indebtedness for money borrowed, including debt securities issued by the Portfolio. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the year ended October 31, 2018, the Portfolio’s investment adviser fee totaled $42,804,527 or 0.47% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $6,535,825,257 and $3,082,739,965, respectively, for the year ended October 31, 2018.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$13,054,657,617

Gross unrealized appreciation	$65,598,067
Gross unrealized depreciation	(176,906,276)

Net unrealized depreciation	$(111,308,209)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2018 is included in the Portfolio of Investments. At October 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2018, the fair value of derivatives with credit-related contingent features in a net liability position was $1,341. At October 31, 2018, there were no assets pledged by the Portfolio for such liability.

56

Senior Debt Portfolio

October 31, 2018

Notes to Financial Statements — continued

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2018.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at October 31, 2018 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)

Forward foreign currency exchange contracts	$20,394,023	$(1,341)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of October 31, 2018.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Goldman Sachs International	$9,904,295	$—	$—	$(9,904,295)	$—
HSBC Bank USA, N.A.	542,739	—	(453,684)	—	89,055
JPMorgan Chase Bank, N.A.	193,355	—	—	(180,026)	13,329
State Street Bank and Trust Company	9,753,634	—	(9,753,634)	—	—

	$20,394,023	$—	$(10,207,318)	$(10,084,321)	$102,384

57

Senior Debt Portfolio

October 31, 2018

Notes to Financial Statements — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Citibank, N.A.	$(1,341)	$—	$—	$—	$(1,341)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the year ended October 31, 2018 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$33,986,049	$15,366,286

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the year ended October 31, 2018, which is indicative of the volume of this derivative type, was approximately $676,083,000.

6  Revolving Credit Agreement

The Portfolio has entered into a Revolving Credit Agreement, as amended (the Agreement) with conduit lenders and direct bank lenders that allows it to borrow up to $2.75 billion ($2.3 billion prior to August 20, 2018, $2.25 billion prior to March 12, 2018 and $2.0 billion prior to February 15, 2018) and to invest the borrowings in accordance with its investment practices. Borrowings under the Agreement are secured by the assets of the Portfolio. Interest is charged at a rate based on the conduits’ commercial paper issuance rate or, for the portion of borrowings from direct bank lenders, typically on the one-month LIBOR or prime rate and is payable monthly. Under the terms of the Agreement, in effect through March 11, 2019, the Portfolio also pays a fee of 0.67% per annum on its outstanding borrowings to administer the facility and a liquidity fee of 0.15% (0.25% if the outstanding loan amount is less than or equal to 60% of the total facility size) per annum on the amount of the facility. Program and liquidity fees for the year ended October 31, 2018 totaled $13,562,104 and are included in interest expense in the Statement of Operations. In connection with the increase in borrowing limit on August 20, 2018 and the renewal of the Agreement on March 12, 2018, the Portfolio paid upfront fees of $264,178 and $2,300,000, respectively, which are being amortized to interest expense through March 11, 2019. The unamortized balance at October 31, 2018 is approximately $942,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. At October 31, 2018, the Portfolio had borrowings outstanding under the Agreement of $1,500,000,000 at an interest rate of 2.24%. Based on the short-term nature of borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at October 31, 2018 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2018. For the year ended October 31, 2018, the average borrowings under the Agreement and the average interest rate (excluding fees) were $1,397,876,712 and 1.90%, respectively.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

58

Senior Debt Portfolio

October 31, 2018

Notes to Financial Statements — continued

8  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$12,137,716,873	$21,975,972	$12,159,692,845
Corporate Bonds & Notes	—	260,936,805	—	260,936,805
Asset-Backed Securities	—	260,977,679	—	260,977,679
Common Stocks	5,411,282	17,057,468	39,517,729	61,986,479
Convertible Preferred Stocks	—	—	0	0
Closed-End Funds	49,371,000	—	—	49,371,000

Short-Term Investments	—	150,384,600	—	150,384,600

Total Investments	$54,782,282	$12,827,073,425	$61,493,701	$12,943,349,408

Forward Foreign Currency Exchange Contracts	$—	$20,394,023	$—	$20,394,023

Total	$54,782,282	$12,847,467,448	$61,493,701	$12,963,743,431

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(1,341)	$—	$(1,341)

Total	$—	$(1,341)	$—	$(1,341)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2018 is not presented.

10  Legal Proceedings

In May 2015, the Portfolio was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the

59

Senior Debt Portfolio

October 31, 2018

Notes to Financial Statements — continued

time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Portfolio is approximately $6,405,000 (equal to 0.06% of net assets at October 31, 2018). The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Portfolio as incurred.

60

Senior Debt Portfolio

October 31, 2018

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Senior Debt Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Senior Debt Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2018, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2018, and the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2018, by correspondence with the custodian, brokers and selling or agent banks; when replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 19, 2018

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

61

Eaton Vance Floating-Rate Advantage Fund

Senior Debt Portfolio

October 31, 2018

Special Meeting of Shareholders (Unaudited)

Eaton Vance Floating-Rate Advantage Fund

The Fund held a Special Meeting of Shareholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld
Mark R. Fetting	789,752,402	7,458,463
Keith Quinton	789,728,687	7,482,178
Marcus L. Smith	789,801,414	7,409,451
Susan J. Sutherland	789,857,329	7,353,536
Scott E. Wennerholm	789,828,850	7,382,016

Results	are rounded to the nearest whole number.

Each nominee was also elected a Trustee of Senior Debt Portfolio.

Senior Debt Portfolio

The Portfolio held a Special Meeting of Interestholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund’s interest in the Portfolio were as follows:

	Interest in the Portfolio
Nominee for Trustee	For	Withheld
Mark R. Fetting	99%	1%
Keith Quinton	99%	1%
Marcus L. Smith	99%	1%
Susan J. Sutherland	99%	1%
Scott E. Wennerholm	99%	1%

Results	are rounded to the nearest whole number.

62

Eaton Vance

Floating-Rate Advantage Fund

October 31, 2018

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Senior Debt Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

63

Eaton Vance

Floating-Rate Advantage Fund

October 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Keith Quinton(3) 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith(3) 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015); Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Director of DCT Industrial Trust Inc. (logistics real estate company) (since 2017).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006). Ms. Taggart has apprised the Board of Trustees that she intends to retire as a Trustee of all Eaton Vance Funds effective December 31, 2018.

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

64

Eaton Vance

Floating-Rate Advantage Fund

October 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman, Quinton, Smith and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

65

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Senior Debt Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3232    10.31.18

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2017 and October 31, 2018 by D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/17	10/31/18
Audit Fees	$115,464	$114,880
Audit-Related Fees(1)	$18,000	$18,000
Tax Fees(2)	$22,575	$22,575
All Other Fees(3)	$0	$0

Total	$156,039	$155,455

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant’s revolving credit agreement.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2017 and October 31, 2018; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/17	10/31/18
Registrant	$40,575	$22,575
Eaton Vance(1)	$148,018	$126,485

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Senior Debt Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 21, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 21, 2018